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    As filed with the Securities and Exchange Commission on November 1, 1999

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 76


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 78


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


     immediately upon filing pursuant to Rule 485, paragraph (b on _________________ pursuant to Rule 485, paragraph (b)
     60 days after filing pursuant to Rule 485, paragraph (a)(1) X on December 31, 1999 pursuant to Rule 485, paragraph (a)(1)
     75 days after filing pursuant to Rule 485, paragraph (a)(2) on _________________ pursuant to Rule 485, paragraph (a)(2)

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund. Each Fund is structured as a master-feeder fund and this amendment is also executed by Core Trust (Delaware).

[LOGO]




                                   PROSPECTUS
                                 INVESTOR SHARES

                                 JANUARY 1, 2000

                     DAILY ASSETS TREASURY OBLIGATIONS FUND

                          DAILY ASSETS GOVERNMENT FUND

                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                             DAILY ASSETS CASH FUND

                           DAILY ASSETS MUNICIPAL FUND

  EACH FUND, EXCEPT DAILY ASSETS MUNICIPAL FUND, SEEKS TO PROVIDE HIGH CURRENT
    INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. DAILY ASSETS MUNICIPAL FUND SEEKS TO PROVIDE HIGH CURRENT INCOME
                       THAT IS EXEMPT FROM FEDERAL INCOME

TAX AND THAT IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE
                                 OF LIQUIDITY.


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


          RISK/RETURN SUMMARY
          PERFORMANCE
          FEE TABLES
          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
          MANAGEMENT
          YOUR ACCOUNT


                    HOW TO CONTACT THE FUNDS
                    GENERAL INFORMATION
                    BUYING SHARES
                    SELLING SHARES
                    EXCHANGE PRIVILEGES
                    RETIREMENT ACCOUNTS


          OTHER INFORMATION
          FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

This Prospectus offers Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund"). Investor Shares are designed for retail investors.

Each Fund also offers Institutional Shares and Institutional Service Shares. You may obtain prospectuses describing these classes by contacting Forum Shareholder Services, LLC, the Funds' transfer agent ("Transfer Agent").

INVESTMENT STRATEGY

Each Fund seeks to provide high current income consistent with the preservation of capital and the maintenance of liquidity. In the case of Daily Assets Municipal Fund, the Fund seeks to provide income which is exempt from Federal income taxes.

INVESTMENT POLICIES

     [Margin callout: Concepts to Understand
     MONEY MARKET SECURITY means a high quality, short-term, U.S. dollar denominated debt security
     TREASURY SECURITY means a securities that is issued or guaranteed by the U.S. Treasury Government Security means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities GOVERNMENT SECURITY means a security issued or guaranteed by the U.S. Government, its agencies or instrumentalities
     REPURCHASE AGREEMENT means a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the other party at an agreed-upon date and at a price reflecting a market rate of interest
     MUNICIPAL SECURITY means a security the interest on which is exempt from Federal income tax

Each  Fund is a money  market  mutual  fund.  As such,  each  Fund
o    seeks to maintain a stable net asset value of $1.00 per share
o    invests in a diversified portfolio of Money Market Securities and
o maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in another mutual fund (a "Portfolio"). Each Fund and its corresponding Portfolio have the same investment objective and substantially similar investment policies.

The Portfolios in which the Funds invest and their primary investments are:


                  FUND                            PORTFOLIO                     PRIMARY INVESTMENT
Daily Assets Treasury Obligations Fund     Treasury Cash Portfolio       Treasury Securities and related
                                                                              repurchase agreements
Daily Assets Government Fund                 Government Portfolio             Government Securities
Daily Assets Government Obligations Fund  Government Cash Portfolio     Government Securities and related
                                                                              repurchase agreements
Daily Assets Cash Fund                          Cash Portfolio           A broad spectrum of Money Market
                                                                                    Securities
Daily Assets Municipal Fund                Municipal Cash Portfolio            Municipal Securities


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

         [Margin callout:  Money Market Fund Disclosure
         An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although each Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.]

There is no assurance that any Fund will achieve its investment objective.

The  principal  risks of investing in a Fund are
o    changes in interest rates,
o    the lowering of the credit rating or credit quality of a security,
o the default of an issuer of a security or repurchase agreement counterparty and
o the potential for the Fund's investment adviser to make poor investment decisions.

In addition, another principal risk for Daily Assets Municipal Fund is local economic and political changes in geographic areas where the Fund is invested.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in Daily Assets Government Fund and Daily Assets Cash Fund by showing changes in the performance of the Fund from year to year and that Fund's returns. Because the Investor Shares of each of these Fund commenced operations in late 1998, the information is for the Fund's Institutional Service Shares. The returns for Institutional Service Shares are similar to that of Investor Shares. The returns of the classes differ only to the extent that the classes have different expenses. Performance information for the Investor Shares of each other Fund is not included in this Prospectus. Each other Fund has an operating history of less than a full calendar. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

DAILY ASSETS GOVERNMENT FUND

The following chart shows the annual total returns for each full calendar year that the Institutional Service Shares have operated.

                       [EDGAR Representation of Bar Chart]

                             PAST PERFORMANCE CHART

                              ANNUAL TOTAL RETURN

                                1993      2.83%
                                1994      3.80%
                                1995      5.36%
                                1996      4.82%
                                1997      4.87%
                                1998      4.97%

         The calendar year-to-date total return as of September 30, 1999 was 3.47%.

During the periods shown in the chart, the highest quarterly return was 5.56% (for the quarter ended March 31, 1995) and the lowest return was 2.78% (for the quarter ended June 30, 1993).


The following table lists the Institutional Service Shares' average annual total return as of December 31, 1998.

                                   DAILY ASSETS
YEAR(S)                          GOVERNMENT FUND
1 Year                                4.97%
5 Year                                4.76%
Since Inception (7/1/92)              4.34%

DAILY ASSETS CASH FUND

The following chart shows the annual total returns for each full calendar year that the Institutional Service Shares have operated.

                       [EDGAR Representation of Bar Chart]

                             PAST PERFORMANCE CHART

                              ANNUAL TOTAL RETURN

                                1997      5.23%
                                1998      5.26%

         The calendar year-to-date total return as of September 30, 1999 was 3.51%.

During the periods shown in the chart, the highest quarterly return was 5.39% (for the quarter ended March 31, 1998) and the lowest return was 5.01% (for the quarter ended December 31, 1998).

The following table lists the Institutional Service Shares average annual total returns as of December 31, 1998.


                                  DAILY ASSETS
YEAR(S)                             CASH FUND
1 Year                                5.26%
Since Inception (10/1/96)             5.22%

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. There are no charges to purchase or redeem Fund shares.



Annual Fund Operating Expenses(1) (expenses that are deducted from Fund assets)

Daily Assets Treasury Obligations Fund
         Management Fees (2)                                               0.13%
         Distribution (12b-1) Fees                                         0.27%
         Other Expenses                                                   99.64%
         Total Annual Fund Operating Expenses (3)                        100.05%
Daily Assets Government Fund
         Management Fees (2)                                               0.15%
         Distribution (12b-1) Fees                                         0.15%
         Other Expenses                                                    5.15%
         Total Annual Fund Operating Expenses(3)                           5.45%
Daily Assets Government Obligations Fund
         Management Fees (2)                                               0.13%
         Distribution (12b-1) Fees                                         0.25%
         Other Expenses                                                  148.55%
         Total Annual Fund Operating Expenses (3)                        148.94%
Daily Assets Cash Fund
         Management Fees (2)                                               0.13%
         Distribution (12b-1) Fees                                         0.30%
         Other Expenses                                                    8.81%
         Total Annual Fund Operating Expenses (3)                          9.24%
Daily Assets Municipal Fund
         Management Fees (2)                                               0.07%
         Distribution (12b-1) Fees                                         0.29%
         Other Expenses                                                   33.15%
         Total Annual Fund Operating Expenses (3)                         33.51%

(1) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 1999 STATED AS A PERCENTAGE OF ASSETS PRIOR TO FEE WAIVERS AND REIMBURSEMENTS. EACH CLASS'S EXPENSES INCLUDE ITS PRO RATA SHARE OF THE EXPENSES OF THE CORRESPONDING PORTFOLIO.
(2)      INCLUDES ALL ADVISORY AND ADMINISTRATION FEES.
(3) DURING EACH FUND'S LAST FISCAL YEAR, CERTAIN SERVICE PROVIDERS VOLUNTARILY WAIVED A PORTION OF THEIR FEES AND REIMBURSED CERTAIN EXPENSES OF EACH FUND TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES OF INVESTORS SHARES TO 0.87% FOR DAILY ASSETS TREASURY OBLIGATIONS FUND, 0.75% FOR DAILY ASSETS GOVERNMENT FUND, 0.84% FOR DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, 0.90% FOR DAILY ASSETS CASH FUND, AND 0.88% FOR DAILY ASSETS MUNICIPAL FUND. THESE WAIVERS AND REIMBURSEMENTS MAY BE REDUCED OR ELIMINATED AT ANY TIME.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Investor Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses of a Fund's Investor Shares remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                       DAILY ASSETS                          DAILY ASSETS
                         TREASURY        DAILY ASSETS         GOVERNMENT         DAILY ASSETS        DAILY ASSETS
                     OBLIGATIONS FUND     GOVERNMENT       OBLIGATIONS FUND          CASH           MUNICIPAL FUND
                                             Fund                                    Fund
      1 year             $5,250             $544               $4,175                $904               $2,874
      3 years            $5,523            $1,625              $3,147               $2,599              $6,396
      5 years            $5,524            $2,696              $2,948               $4,153              $8,196
      10 years           $5,524            $5,332              $2,900               $7,498              $9,727


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund:

         The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Daily Assets Municipal Fund:

         The investment objective of the Fund is provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

The investment adviser for the Portfolios (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates in combination with the stated objective of a Portfolio to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a Money Market Security if (i) revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio, (ii) the security subsequently fails to meet the Adviser's investment criteria or (iii) funds are needed for another purpose.

PRIMARY INVESTMENTS

Each Portfolio invests only in Money Market Securities that have remaining maturities of 397 days or less and maintains a dollar weighted average maturity of its investments of 90 days or less. All Money Market Securities will be rated in one of the two highest short-term rating categories (by companies such as Standard & Poor's) or unrated and determined by the Adviser to be of comparable quality.

The Portfolios' primary investments are:

TREASURY CASH PORTFOLIO Treasury Securities and repurchase agreements backed by Treasury Securities.

GOVERNMENT PORTFOLIO Government Securities exempt from state and local income taxes. The Government Securities in which the Portfolio invests include Treasury Securities and securities supported primarily by the creditworthiness of the issuer, including securities of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association and Tennessee Valley Authority.

GOVERNMENT CASH PORTFOLIO Government Securities and in repurchase agreements backed by Government Securities. The Government Securities in which the Portfolio invests include Treasury Securities and securities supported primarily by the creditworthiness of the issuer, such as securities of the Federal
National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association.

CASH PORTFOLIO A broad array of Money Market Securities, including (i) securities issued by financial institutions, such as certificates of deposits, bank notes, bankers' acceptances and time deposits of banks and their foreign branches, (ii) securities issued by domestic companies, such as commercial paper, (iii) Government Securities and (iv) repurchase agreements.

MUNICIPAL CASH PORTFOLIO Municipal Securities. The Portfolio may invest up to 20% of its total assets in Municipal Securities or other Money Market Securities whose interest is subject to Federal income tax.

Municipal Securities are issued by or on behalf of the states, territories and possessions of the U.S. and their local governments and public financing authorities. The Portfolio invests a significant portion of its assets in Municipal Securities supported by credit and liquidity enhancements. These investments are often comprised of long term Municipal Securities structured to allow the Portfolio the option to sell the security back to the issuer and with interest rates that are reset periodically. There are many different structures which Municipal Securities may take. The Adviser reviews and considers a security's structure and will only purchase a Municipal Security if it believes that third party credit and liquidity supporters possess minimal credit risk.

The Portfolio may invest up to 35% of its total assets in Municipal Securities the issuers of which are located in one state or territory.

OTHER INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940 ("1940 Act"). All restrictions relating to maturity, credit and diversification are interpreted under that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions and invest in cash and Money Market Securities. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

INVESTMENT RISKS

There is no assurance that a Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of the Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases will result in the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may be unable to make timely payments of interest or principal.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can impact the value of the Municipal Securities issued in that location.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance. Other risks, such as Year 2000 risk, are described in the Statement of Additional Information ("SAI").

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser concentrates on two other money market funds and fixed income investment management and, in addition to the Portfolios, advises five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board of the Trust.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the Adviser received advisory fees at the following annual rates as a percentage of average net assets:


                      PORTFOLIO                                   ADVISORY FEE
Treasury Cash Portfolio                                              0.030%
Government Portfolio                                                 0.050%
Government Cash Portfolio                                            0.030%
Cash Portfolio                                                       0.030%
Municipal Cash Portfolio                                             0.050%

Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides services to each Fund. As of September 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

The Trust has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay fees for the distribution of Investor Shares and the servicing of shareholder accounts. Because these fees are paid out of the assets of the Investor Shares on an on-going basis, over time, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC is each Fund's Transfer Agent.

The Trust has adopted a shareholder servicing plan that allows the Trust to pay FAdS a fee for providing service activities for Investor Shares that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Investor Shares.

FUND EXPENSES

Each Fund and each class of the Fund pays for all of its expenses. Each Fund's and each class' expenses include its own expenses as well as Trust expenses that are allocated among the Funds, their classes and the other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's or a class's performance for the period during which the waiver is in effect.

Certain service providers of each Fund have undertaken to waive a portion of their fees in order to limit the average daily net asset expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Investor Shares to 0.75% or lower for Daily Assets Government Fund and 0.90% or lower for each other Fund.

YOUR ACCOUNT
[Margin call out: HOW TO CONTACT THE FUNDS

Write to us at:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

Telephone us at:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase or redemption request in proper form after 4:00 p.m., Eastern time, your purchase will be priced at the next day's NAV. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                      TIMES INDICATED ARE EASTERN TIME
                                   Order must be            Payment must be
                                    received by               received by
Daily Assets Government Fund        12:00 p.m.                  4:00 p.m.
Daily Assets Municipal Fund         12:00 p.m.                  4:00 p.m.
Each Other Fund                      2:00 p.m.                  4:00 p.m.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity.
Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days to settle. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts:

                                            MINIMUM INITIAL   MINIMUM ADDITIONAL
                                              INVESTMENT          INVESTMENT
Standard Accounts                              $10,000               $500
Traditional and Roth IRA Accounts               $2,000               $250
Accounts With Systematic Investment Plans         $250               $250
Exchanges                                       $2,000             $2,500

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT
 ...........................................................................................................................
Individual, Sole Proprietorship and Joint Accounts:         o     Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts can have two or          the account
more owners (tenants)
 ...........................................................................................................................
Gifts or Transfers to a Minor (UGMA, UTMA):                 o     Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child and obtain tax benefits.  An individual can give up         Act or the Uniform Transfers to Minors Act
to $10,000 a year per child without paying Federal gift tax o     The trustee must sign instructions in a manner
indicating trustee capacity
 ............................................................................................................................
Business Entities                                           o     For entities with officers, provide an
                                                                  original or certified copy of a resolution that
                                                                  identifies the authorized signers for the account
                                                            o     For entities with partners or other interested parties,
                                                                  provide   a   certified    partnership   agreement   or
                                                                  organizational  document,  or certified  pages from the
                                                                  partnership agreement or organizational  document, that
                                                                  identify the partners or interested parties
 .............................................................................................................................
Trusts                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certified trust document, or the
                                                                  pages from the trust document, that identify the
                                                                  trustees

INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
 .......................................................................................................................
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o         Fill out an investment slip from a
o         Complete the application                                      confirmation or write us a letter
o         Mail us your application and a check                o         Write your account number on your check
                                                              o         Mail us the slip (or your letter) and the check
 .......................................................................................................................
BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o         Call to notify us of your incoming wire
o         Complete the application                            o         Instruct your bank to wire your money to us
o         Call us and we will assign you an account number
o         Mail us your application
o         Instruct your bank to wire your money to us
 ........................................................................................................................
BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT
o         Call or write us for an account application         o         Complete the systematic investment section of
o         Complete the application                                      the application
o         Call us and we will assign you an account number    o         Attach a voided check to your application
o         Mail us your application                            o         Mail us the completed application
o         Make an ACH payment




SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four redemptions or exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value, subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and a Fund may redeem shares you own in the account (or another identically registered account maintained with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. Generally, a Fund will send redemption proceeds to you within a week of receiving your request in proper form. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Each Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send the  redemption  proceeds
o         Obtain a signature  guarantee (if required)
o         Obtain other  documentation  (if required)
o         Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges - See "By Telephone") or
o         Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which the account is registered
     o         Additional form of identification
o         Redemption proceeds will be:
     o         Mailed to you or
     o Wired to you (unless you declined wire redemption privileges - See "By Wire")
SYSTEMATICALLY
o         Complete the systematic withdrawal section of the application
o         Attach a voided check to your application
o         Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., Eastern time, for Daily Assets

Government Fund and Daily Assets Municipal Fund, or after 2:00 P.M., Eastern time, for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o         Sales of over $50,000 worth of shares
o         Changes to a shareholder's record name or address
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRA accounts), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Investor Shares of a Fund for Investor Shares of another fund of the Trust by telephone or in writing. For a list of other funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge. If you exchange into a fund that has no sales charge, you will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account numbers
     o The names of the funds from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange
o Open a new account and complete an account application if you are requesting different shareholder privileges
o         Mail us request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional form of identification

RETIREMENT ACCOUNTS

Each Fund (except Daily Assets Municipal Fund) offers IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. Each Fund invests in its corresponding Portfolio to enhance its investment opportunities and to reduce its operating expenses by sharing the costs of managing a large pool of assets. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional Information about the Core Trust Board and Core Trust's executive officers is in the SAI.

CLASSES OF SHARES

This Prospectus offers Investors Shares of each Fund. Investor Shares are designed for retail investors.

Each Fund also offers Institutional Shares and Institutional Service Shares. You may obtain prospectuses describing these classes by contacting the Transfer Agent. Institutional Shares are designed for institutional investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts.

Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares distributions daily and pays investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

Generally, a Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS GOVERNMENT FUND

Generally, you are not subject to state and local income taxes on the Fund's distribution of tax exempt interest income. Many states do not tax investment income from a mutual fund generated by investments in U.S. Treasury and certain U.S. Government Securities if the interest on these obligations would not be taxable to you if you held the obligations directly.

DAILY ASSETS MUNICIPAL FUND

Generally, you are not subject to Federal income tax on the Fund's distribution of tax-exempt interest income. The Fund's distribution of taxable interest, other investment income and short-term capital gain is taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. Distributions, including distributions that are exempt from Federal income tax, may be subject to certain state and local taxes

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by private activity bonds held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds is an item of tax preference for purposes of individual and corporate Federal Alternative Minimum Tax ("AMT").

ORGANIZATION

The Trust is a Delaware business trust. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control Investors Shares of a Fund, the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the performance of Investor Share Class of each Fund. Daily Assets Government Fund and Daily Assets Cash Fund commenced operations before the offering of Investors Shares and performance information for the Funds' Institutional Service Shares is also included in the table. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by ________________. Each Fund's financial statements and the auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.




 ............................................. ............ ............ ............. ...........
 ............................................. ............ ............ ............. ...........


                                               Beginning                Distributions Ending
                                               Net Asset       Net        From Net    Net Asset
                                               Value Per   Investment    Investment   Value Per
                                                 Share       Income        Income       Share
 ............................................. ............ ............ ............. ...........
 ............................................. ............ ............ ............. ...........
Daily Assets Treasury Obligations Fund
 Investor Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                $1.00         0.02        (0.02)        $1.00

Daily Assets Government Fund
 Investor Shares
  Year ended August 31, 1999
Institutional Service Shares
  Year ended August 31, 1998                     $1.00         0.05        (0.05)        $1.00
  April 1, 1997 to August 31, 1997                1.00         0.02        (0.02)         1.00
  Year Ended March 31, 1997                       1.00         0.05        (0.05)         1.00
  Year Ended March 31, 1996                       1.00         0.05        (0.05)         1.00
  Year Ended March 31, 1995                       1.00         0.04        (0.04)         1.00

Daily Assets Government Obligations Fund
 Investor Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                $1.00         0.02        (0.02)        $1.00



                                              RATIO TO AVERAGE NET
                                                     ASSETS
 ..................................................................... ............ ............ ............
 ........................................................ ............ ............ ............ ............
                                                                                                 Ratio of
                                                                                   Net Assets      Gross
                                                             Net                     End of      Expenses
                                                Net      Investment                  Period     to Average
                                             Expenses      Income        Total        (000s     Net Assets
                                                                        Return      Omitted)        (1)
 ........................................................ ............ ............ ............ ............
 ........................................................ ............ ............ ............ ............
Daily Assets Treasury Obligations Fund
 Investor Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)             0.78%(3)      5.06%(3)     0.89%     $        10   727.11%(3)

Daily Assets Government Fund
 Investor Shares
  Year ended August 31, 1999
Institutional Service Shares
  Year ended August 31, 1998                  0.46%         4.93%        5.04%     $  9,485        0.91%
  April 1, 1997 to August 31, 1997            0.50%(3)      4.76%(3)     2.01%       44,116        0.95%(3)
  Year Ended March 31, 1997                   0.50%         4.70%        4.80%       43,975        0.99%
  Year Ended March 31, 1996                   0.50%         5.01%        5.18%       43,103        1.06%
  Year Ended March 31, 1995                   0.37%         4.45%        4.45%       36,329        1.10%

Daily Assets Government Obligations Fund
 Investor Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)             0.78%(3)      5.06%(3)     0.90%     $             766.21%(3)


                                       25



 ............................................. ............ ............ ............. ...........
 ............................................. ............ ............ ............. ...........


                                               Beginning                Distributions Ending
                                               Net Asset       Net        From Net    Net Asset
                                               Value Per   Investment    Investment   Value Per
                                                 Share       Income        Income       Share
 ............................................. ............ ............ ............. ...........
Daily Assets Cash Fund
 Investor Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                $1.00         0.02        (0.02)        $1.00


 Institutional Service Shares
  Year ended August 31, 1998                     $1.00         0.05        (0.05)        $1.00
  October 1, 1996 to August 31, 1997              1.00         0.05        (0.05)         1.00

Daily Assets Municipal Fund
 Investor Shares
  Year ended August 31, 1999
  Period ended August 31, 1998 (2)               $1.00         0.01        (0.01)        $1.00



                                                RATIO TO AVERAGE NET
                                                       ASSETS
 ............................................. ......................... ............ ............ ............
 ............................................. ............ ............ ............ ............ ............
                                                                                                   Ratio of
                                                                                     Net Assets      Gross
                                                               Net                     End of      Expenses
                                                  Net      Investment                  Period     to Average
                                               Expenses      Income        Total        (000s     Net Assets
                                                                          Return      Omitted)        (1)
 ............................................. ............ ............ ............ ............ ............
Daily Assets Cash Fund
 Investor Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)               0.78%(3)      5.25%(3)     5.91%     $    10         709.02%(3)


 Institutional Service Shares
  Year ended August 31, 1998                    0.46%         5.22%        5.34%     $  5,235        0.90%
  October 1, 1996 to August 31, 1997            0.52%(3)      5.06%(3)%    4.70%       12,076        1.22%(3)

Daily Assets Municipal Fund
 Investor Shares
  Year ended August 31, 1999
  Period ended August 31, 1998 (2)              0.78%(3)      2.53%(3)     0.06%     $        10   749.30%(3)


(1) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and expense reimbursements for the Fund and its respective Portfolio.

(2) The Trust commenced the offering of the Investor Share class of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal Fund on August 6, 1998.

(3)      Annualized.



FOR MORE INFORMATION                                                                  [LOGO]

         The following documents are available free upon request:                 INVESTOR SHARES


                        ANNUAL/SEMI-ANNUAL REPORTS                                 DAILY ASSETS
                                                                                     TREASURY
                                                                                  OBLIGATIONS FUND
             Additional information about each Fund's investments is
            available in the Fund's annual and semi-annual reports to
           shareholders. In each Fund's annual report, you will find a             DAILY ASSETS
               discussion of the market conditions and investment                 GOVERNMENT FUND
                strategies that significantly affected the Fund's
                    performance during its last fiscal year.                       DAILY ASSETS
                                                                                     GOVERNMENT
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                    OBLIGATIONS FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                DAILY ASSETS
                                                                                    CASH FUND
          You can get a free copy of both reports and the SAI, request
          other information and discuss your questions about each Fund             DAILY ASSETS
                           by contacting the Funds at:                            MUNICIPAL FUND

                     Forum Shareholder Services, LLC
                               P.O. Box 446
                          Portland, Maine 04112
                       800-94FORUM or 800-943-6786
                               207-879-0001

           You can also review the Funds' reports (when available) and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get copies, for a fee, by writing to the following:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-6009

            The scheduled hours of operation of the Public Reference
               Room may be 800-94FORUM or obtained by calling the
                Commission at 1-800-SEC-0330. Free copies of the                     Forum Funds
              800-943-6786 reports and SAIs are available from the                   P.O. Box 446
                        Commission's Internet website at                             Portland, Maine 04112
                                                                                     800-94FORUM or
                           http://www.sec.gov.                                       800-943-6786
                                                                                     207-879-0001
                 Investment Company Act File No. 811-3023


[LOGO]




                                   PROSPECTUS
                              INSTITUTIONAL SHARES

                                 JANUARY 1, 2000

                     DAILY ASSETS TREASURY OBLIGATIONS FUND

                          DAILY ASSETS GOVERNMENT FUND

                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                             DAILY ASSETS CASH FUND

                           DAILY ASSETS MUNICIPAL FUND

      EACH FUND, EXCEPT DAILY ASSETS MUNICIPAL FUND, SEEKS TO PROVIDE HIGH
       CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. DAILY ASSETS MUNICIPAL FUND SEEKS TO PROVIDE
             HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME
           TAX AND THAT IS CONSISTENT WITH THE PRESERVATION OF CAPITAL
                        AND THE MAINTENANCE OF LIQUIDITY.


           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
            DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


          RISK/RETURN SUMMARY
          PERFORMANCE
          FEE TABLES
          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
          MANAGEMENT
          YOUR ACCOUNT


                    HOW TO CONTACT THE FUNDS
                    GENERAL INFORMATION
                    BUYING SHARES
                    SELLING SHARES
                    EXCHANGE PRIVILEGES
                    RETIREMENT ACCOUNTS


          OTHER INFORMATION
          FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

This Prospectus offers Institutional Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund"). Institutional Shares are designed for institutional investors.

Each Fund also offers Investor Shares and Institutional Service Shares. You may obtain a prospectus describing these additional classes by contacting the Forum Shareholder Services, LLC, the Fund's transfer agent ("Transfer Agent").

INVESTMENT OBJECTIVES

Each Fund seeks to provide high current income consistent with the preservation of capital and the maintenance of liquidity. In the case of Daily Assets Municipal Fund, the Fund seeks to provide income which is exempt from Federal income taxes.

INVESTMENT POLICIES

          [Margin callout:  Concepts to Understand
          MONEY MARKET SECURITY means a high quality, short-term, U.S. dollar denominated debt security
          TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury
          GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities
          REPURCHASE AGREEMENT means a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the other party at an agreed-upon date and at a price reflecting a market rate of interest
          MUNICIPAL SECURITY means a security the interest on which is exempt from Federal income tax]

Each Fund is a money market mutual fund. As such,  each Fund
o    seeks to maintain a stable net asset value of $1.00 per share,
o    invests in a diversified portfolio of Money Market Securities and
o maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in another mutual fund (a "Portfolio"). Each Fund and its corresponding Portfolio have the same investment objective and substantially similar investment policies.

The Portfolios in which the Funds invest and their primary investments are:


                  FUND                            PORTFOLIO                     PRIMARY INVESTMENT
Daily Assets Treasury Obligations Fund     Treasury Cash Portfolio       Treasury Securities and related
                                                                              repurchase agreements
Daily Assets Government Fund                 Government Portfolio             Government Securities
Daily Assets Government Obligations Fund  Government Cash Portfolio     Government Securities and related
                                                                              repurchase agreements
Daily Assets Cash Fund                          Cash Portfolio           A broad spectrum of Money Market
                                                                                    Securities
Daily Assets Municipal Fund                Municipal Cash Portfolio            Municipal Securities

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

         [Margin callout:  Money Market Fund Disclosure
         An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although each Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.]

There is no assurance that any Fund will achieve its investment objective.

The principal risks of investing in a Fund are
o    changes in interest rates,
o    the lowering of the credit rating or credit quality of a security,
o the default of an issuer of a security or repurchase agreement counterparty and
o the potential for the Fund's investment adviser to make poor investment decisions.

In addition, another principal risk for Daily Assets Municipal Fund is local economic and political changes in geographic areas where the Fund is invested.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in Daily Assets Government Fund and Daily Assets Cash Fund by showing changes in the performance of the Fund from year to year and that Fund's returns. Because the Institutional Shares of each Fund commenced operations in 1998, the information in the bar chart and performance table is for the Fund's Institutional Service Shares. The returns for Institutional Service Shares are similar to that of Investor Shares. The returns of the classes differ only to the extent that the classes have different expenses. Performance information for the Institutional Shares of each other Fund is not included in this Prospectus. Each other Fund has an operating history of less than a full calendar. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

DAILY ASSETS GOVERNMENT FUND

The following chart shows the annual total returns for each full calendar year that the Institutional Service Shares have operated.

                       [EDGAR Representation of Bar Chart]

                             PAST PERFORMANCE CHART

                              ANNUAL TOTAL RETURN

                                1993      2.83%
                                1994      3.80%
                                1995      5.36%
                                1996      4.82%
                                1997      4.87%
                                1998      4.97%


         The calendar year-to-date total return as of September 30, 1999 was 3.47%.

During the periods shown in the chart, the highest quarterly return was 5.56% (for the quarter ended March 31, 1995) and the lowest return was 2.78% (for the quarter ended June 30, 1993).


The following table lists the Institutional Service Shares' average annual total return as of December 31, 1998.

 ......................................  ........................................
                                             Daily Assets
Year(s)                                    Government Fund
 ......................................  ........................................
 ......................................  ........................................
1 Year                                          4.97%
5 Year                                          4.76%
Since Inception (7/1/92)                        4.34%

Daily Assets Cash Fund

The following chart shows the annual total returns for each full calendar year that the Institutional Service Shares have operated.

                       [EDGAR Representation of Bar Chart]

                             PAST PERFORMANCE CHART

                              ANNUAL TOTAL RETURN

                                1997      5.23%
                                1998      5.26%

         The calendar year-to-date total return as of September 30, 1999 was 3.51%.

During the periods shown in the chart, the highest quarterly return was 5.39% (for the quarter ended March 31, 1998) and the lowest return was 5.01% (for the quarter ended December 31, 1998).

The following table lists the Institutional Service Shares average annual total returns as of December 31, 1998.


 ...................................................... ..................
                                                         Daily Assets
Year(s)                                                   Cash Fund
 ...................................................... ..................
 ...................................................... ..................
1 Year                                                      5.26%
Since Inception (10/1/96)                                   5.22%

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. There are no charges to purchase or redeem Fund shares.


Annual Fund Operating Expenses(1) (expenses that are deducted from Fund assets)

Daily Assets Treasury Obligations Fund
         Management Fees (2)                                               0.14%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    0.19%
         Total Annual Fund Operating Expenses (3)                          0.32%
Daily Assets Government Fund
         Management Fees (2)                                               0.15%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    0.46%
         Total Annual Fund Operating Expenses(3)                           0.61%
Daily Assets Government Obligations Fund
         Management Fees (2)                                               0.13%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    0.27%
         Total Annual Fund Operating Expenses (3)                          0.40%
Daily Assets Cash Fund
         Management Fees (2)                                               0.13%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    0.22%
         Total Annual Fund Operating Expenses (3)                          0.35%
Daily Assets Municipal Fund
         Management Fees (2)                                               0.17%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    0.56%
         Total Annual Fund Operating Expenses (3)                          0.72%

(1) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 1999 STATED AS A PERCENTAGE OF ASSETS PRIOR TO FEE WAIVERS AND REIMBURSEMENTS. EACH CLASS'S EXPENSES INCLUDE ITS PRO RATA SHARE OF THE EXPENSES OF THE CORRESPONDING PORTFOLIO.
(2)  INCLUDES ALL ADVISORY AND ADMINISTRATION FEES.
(3) DURING EACH FUND'S LAST FISCAL YEAR, CERTAIN SERVICE PROVIDERS VOLUNTARILY WAIVED AND/OR REIMBURSED A PORTION OF THEIR FEES OF EACH FUND TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES OF INSTITUTIONAL SHARES TO 0.05% FOR DAILY ASSETS MUNICIPAL FUND AND 0.20% FOR EACH OTHER FUND. THESE WAIVERS OR REIMBURSEMENTS MAY BE REDUCED OR ELIMINATED AT ANY TIME.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Institutional Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses of a Fund's Institutional Shares remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                       DAILY ASSETS                          DAILY ASSETS
                         TREASURY        DAILY ASSETS         GOVERNMENT         DAILY ASSETS        DAILY ASSETS
                     OBLIGATIONS FUND     GOVERNMENT       OBLIGATIONS FUND          CASH           MUNICIPAL FUND
                                             FUND                                    FUND
      1 year               $33               $62                $41                  $36                 $73
      3 years             $104              $195                $129                 $114                $229
      5 years             $182              $340                $226                 $199                $399
      10 years            $410              $762                $508                 $449                $891


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund:

         The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Daily Assets Municipal Fund:

         The investment objective of the Fund is provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

The investment adviser for the Portfolios (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates in combination with the stated objective of a Portfolio to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a Money Market Security if (i) revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio, (ii) the security subsequently fails to meet the Adviser's investment criteria or (iii) funds are needed for another purpose.

PRIMARY INVESTMENTS

Each Portfolio invests only in Money Market Securities that have remaining maturities of 397 days or less and maintains a dollar weighted average maturity of its investments of 90 days or less. All Money Market Securities will be rated in one of the two highest short-term rating categories (by companies such as Standard & Poor's) or unrated and determined by the Adviser to be of comparable quality.

The Portfolios' primary investments are:

TREASURY CASH PORTFOLIO Treasury Securities and repurchase agreements backed by Treasury Securities.

GOVERNMENT PORTFOLIO Government Securities exempt from state and local income taxes. The Government Securities in which the Portfolio invests include Treasury Securities and securities supported primarily by the creditworthiness of the issuer, including securities of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association and Tennessee Valley Authority.

GOVERNMENT CASH PORTFOLIO Government Securities and in repurchase agreements backed by Government Securities. The Government Securities in which the Portfolio invests include Treasury Securities and securities supported primarily by the creditworthiness of the issuer, such as securities of the Federal
National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association.

CASH PORTFOLIO A broad array of Money Market Securities, including (i) securities issued by financial institutions, such as certificates of deposits, bank notes, bankers' acceptances and time deposits of banks and their foreign branches, (ii) securities issued by domestic companies, such as commercial paper, (iii) Government Securities and (iv) repurchase agreements.

MUNICIPAL CASH PORTFOLIO Municipal Securities. The Portfolio may invest up to 20% of its total assets in Municipal Securities or other Money Market Securities whose interest is subject to Federal income tax.

Municipal Securities are issued by or on behalf of the states, territories and possessions of the U.S. and their local governments and public financing authorities. The Portfolio invests a significant portion of its assets in Municipal Securities supported by credit and liquidity enhancements. These investments are often comprised of long term Municipal Securities structured to allow the Portfolio the option to sell the security back to the issuer and with interest rates that are reset periodically. There are many different structures which Municipal Securities may take. The Adviser reviews and considers a security's structure and will only purchase a Municipal Security if it believes that third party credit and liquidity supporters possess minimal credit risk.

The Portfolio may invest up to 35% of its total assets in Municipal Securities the issuers of which are located in one state or territory.

OTHER INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940 ("1940 Act"). All restrictions relating to maturity, credit and diversification are interpreted under that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions and invest in cash and Money Market Securities. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

INVESTMENT RISKS

There is no assurance that a Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of the Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases will result in the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may be unable to make timely payments of interest or principal.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can impact the value of the Municipal Securities issued in that location.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance. Other risks, such as Year 2000 risk, are described in the Statement of Additional Information ("SAI").

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser concentrates on two other money market funds and fixed income investment management and, in addition to the Portfolios, advises five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board of the Trust.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the Adviser received advisory fees at the following annual rates as a percentage of average net assets:


       PORTFOLIO                                   ADVISORY FEE
Treasury Cash Portfolio                                0.035%
Government Portfolio                                   0.050%
Government Cash Portfolio                              0.035%
Cash Portfolio                                         0.035%
Municipal Cash Portfolio                               0.050%

Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides services to each Fund. As of September 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

FUND EXPENSES

Each Fund and each class pays for all of its expenses. Each Fund's and each class's expenses include its own expenses as well as Trust expenses that are allocated among the Funds, their classes and the other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's or class's performance for the period during which the waiver is in effect.

Certain service providers of each Fund have undertaken to waive a portion of their fees in order to limit the average daily net asset expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Shares to 0.05% for Daily Assets Municipal Fund and 0.20% for each other Fund.

YOUR ACCOUNT
[Margin call out: HOW TO CONTACT THE FUNDS

Write to us at:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

Telephone us at:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your purchase or redemption will be priced at the next day's NAV. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received by the Transfer Agent as follows:

                                          TIMES INDICATED ARE EASTERN TIME
                                    Order must be                Payment must be
                                     received by                   received by
Daily Assets Government Fund         12:00 p.m.                     4:00 p.m.
Daily Assets Municipal Fund          12:00 p.m.                     4:00 p.m.
Each Other Fund                       2:00 p.m.                     4:00 p.m.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity.
Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days to settle. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments Each Fund accepts payments in the following minimum amounts:

 ................................................................................
                                           Minimum Initial   Minimum Additional
                                             Investment          Investment
 ................................................................................
Standard Accounts                                  $1,000,000       $250
Accounts With Systematic Investment Plans             $250          $250
Exchanges

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT
 ...........................................................................................................................
Individual, Sole Proprietorship and Joint Accounts:         o     Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts can have two or          the account
more owners (tenants)
 ...........................................................................................................................
Gifts or Transfers to a Minor (UGMA, UTMA):                 o     Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child and obtain tax benefits.  An individual can give up         Act or the Uniform Transfers to Minors Act
to $10,000 a year per child without paying Federal gift tax o     The trustee must sign instructions in a manner
indicating trustee capacity
 ............................................................................................................................
Business Entities                                           o     For entities with officers, provide an
                                                                  original or certified copy of a resolution that
                                                                  identifies the authorized signers for the account
                                                            o     For entities with partners or other interested parties,
                                                                  provide   a   certified    partnership   agreement   or
                                                                  organizational  document,  or certified  pages from the
                                                                  partnership agreement or organizational  document, that
                                                                  identify the partners or interested parties
 .............................................................................................................................
Trusts                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certified trust document, or the
                                                                  pages from the trust document, that identify the
                                                                  trustees

INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
 .......................................................................................................................
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o         Fill out an investment slip from a
o         Complete the application                                      confirmation or write us a letter
o         Mail us your application and a check                o         Write your account number on your check
                                                              o         Mail us the slip (or your letter) and the check
 .......................................................................................................................
BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o         Call to notify us of your incoming wire
o         Complete the application                            o         Instruct your bank to wire your money to us
o         Call us and we will assign you an account number
o         Mail us your application
o         Instruct your bank to wire your money to us
 ........................................................................................................................
BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT
o         Call or write us for an account application         o         Complete the systematic investment section of
o         Complete the application                                      the application
o         Call us and we will assign you an account number    o         Attach a voided check to your application
o         Mail us your application                            o         Mail us the completed application
o         Make an ACH payment


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four redemptions or exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value, subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and a Fund may redeem shares you own in the account (or another identically registered account maintained with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. Generally, a Fund will send redemption proceeds to you within a week of receiving your request in proper form. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Each Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send the  redemption  proceeds
o         Obtain a signature  guarantee (if required)
o         Obtain other  documentation  (if required)
o         Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges - See "By Telephone") or
o         Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which the account is registered
     o         Additional form of identification
o         Redemption proceeds will be:
     o         Mailed to you or
     o Wired to you (unless you declined wire redemption privileges - See "By Wire")
SYSTEMATICALLY
o         Complete the systematic withdrawal section of the application
o         Attach a voided check to your application
o         Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern Time, for Daily Assets Government Fund and Daily Assets Municipal Fund, or after 2:00 p.m., Eastern Time, for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o         Sales of over $50,000 worth of shares
o         Changes to a shareholder's record name or address
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRA accounts), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge. If you exchange into a fund that has no sales charge, you will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account numbers
     o The names of the funds from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange
o Open a new account and complete an account application if you are requesting different shareholder privileges
o         Mail us request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional form of identification

OTHER INFORMATION

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.. Each Fund invests in its corresponding Portfolio to enhance its investment opportunities and to reduce its operating expenses by sharing the costs of managing a large pool of assets. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional Information about the Core Trust Board and Core Trust's executive officers is in the SAI.

CLASSES OF SHARES

This Prospectus offers Institutional Shares of each Fund. Institutional Shares are designed for institutional investors.

Each Fund also offers Investor Shares and Institutional Service Shares. You may obtain a prospectus describing these additional classes by contacting the
Transfer Agent. Investor Shares are designed for retail investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts.

Each class has different fees or investment minimums.

DISTRIBUTIONS

Each Fund distributes its net investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

Generally, a Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS GOVERNMENT FUND

Generally, you are not subject to state and local income taxes on the Fund's distribution of tax exempt interest income. Many states do not tax investment income from a mutual fund generated by investments in U.S. Treasury and certain U.S. Government Securities if the interest on these obligations would not be taxable to you if you held the obligations directly.

DAILY ASSETS MUNICIPAL FUND

Generally, you are not subject to Federal income tax on the Fund's distribution of tax-exempt interest income. The Fund's distribution of taxable interest, other investment income and short-term capital gain is taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. Distributions, including distributions that are exempt from Federal income tax, may be subject to certain state and local taxes

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by private activity bonds held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds is an item of tax preference for purposes of individual and corporate Federal Alternative Minimum Tax ("AMT").

ORGANIZATION

The Trust is a Delaware business trust. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund's Institutional Shares, the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of the Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Institutional Share Class of a Fund (assuming the reinvestment of all distributions). Prior to the operation of Institutional Shares, Daily Assets Government Fund and Daily Assets Cash Fund offered Institutional Shares and return information for these class is also included in the following table. This information has been audited by ________________. Each Fund's financial statements and the auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.




 ............................................. ............ ............ ............. ..........
 ............................................. ............ ............ ............. ..........

                                               Beginning                Distributions Ending
                                               Net Asset       Net        From Net    Net Asset
                                               Value Per   Investment    Investment   Value Per
                                                 Share       Income        Income       Share

 ............................................. ............ ............ ............. ..........
 ............................................. ............ ............ ............. ..........
Daily Assets Treasury Obligations Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                $1.00         0.03        (0.03)        $1.00

Daily Assets Government Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998                   $1.00         0.01        (0.01)        $1.00
Institutional Service Shares
  Year ended August 31, 1998                     $1.00         0.05        (0.05)        $1.00
  April 1, 1997 to August 31, 1997                1.00         0.02        (0.02)         1.00
  Year Ended March 31, 1997                       1.00         0.05        (0.05)         1.00
  Year Ended March 31, 1996                       1.00         0.05        (0.05)         1.00
  Year Ended March 31, 1995                       1.00         0.04        (0.04)         1.00

Daily Assets Government Obligations Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                $1.00         0.03        (0.03)        $1.00

                                                  RATIO TO AVERAGE NET
                                                         ASSETS
 ............................................. . ......................... ............ ............ ............
 ............................................. . ............ ............ ............ ............ ............
                                                                                                     Ratio of
                                                                                       Net Assets      Gross
                                                                 Net                     End of      Expenses
                                                    Net      Investment      Total       Period     to Average
                                                 Expenses      Income       Return        (000s     Net Assets
                                                                                        Omitted)        (1)
 ............................................. . ............ ............ ............ ............ ............
 ............................................. . ............ ............ ............ ............ ............
Daily Assets Treasury Obligations Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                 0.20%(3)      5.41%(3)     3.34%     $ 110,561       0.47%(3)

Daily Assets Government Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998                    0.20%(3)      5.26%(3)     0.89%     $   36,095      0.69%(3)
Institutional Service Shares
  Year ended August 31, 1998                      0.46%         4.93%        5.04%     $  9,485        0.91%
  April 1, 1997 to August 31, 1997                0.50%(3)      4.76%(3)     2.01%       44,116        0.95%(3)
  Year Ended March 31, 1997                       0.50%         4.70%        4.80%       43,975        0.99%
  Year Ended March 31, 1996                       0.50%         5.01%        5.18%       43,103        1.06%
  Year Ended March 31, 1995                       0.37%         4.45%        4.45%       36,329        1.10%

Daily Assets Government Obligations Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                 0.20%(3)      5.43%(3)     3.24%     $   15,352      0.74%(3)




                                       23




 ............................................. ............ ............ ............. ...........
 ............................................. ............ ............ ............. ...........


                                               Beginning                Distributions Ending
                                               Net Asset       Net        From Net    Net Asset
                                               Value Per   Investment    Investment   Value Per
                                                 Share       Income        Income       Share
 ............................................. ............ ............ ............. ...........
Daily Assets Cash Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                $1.00         0.03        (0.03)        $1.00

 Institutional Service Shares
  Year ended August 31, 1998                     $1.00         0.05        (0.05)        $1.00
  October 1, 1996 to August 31, 1997              1.00         0.05        (0.05)         1.00

Daily Assets Municipal Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998 (2)               $1.00         0.01        (0.01)        $1.00


                                                 RATIO TO AVERAGE NET
                                                        ASSETS
 .............................................  ......................... ............ ............ ............
 .............................................  ............ ............ ............ ............ ............
                                                                                                    Ratio of
                                                                                      Net Assets      Gross
                                                                Net                     End of      Expenses
                                                   Net      Investment                  Period     to Average
                                                Expenses      Income        Total        (000s     Net Assets
                                                                           Return      Omitted)        (1)
 .............................................  ............ ............ ............ ............ ............
Daily Assets Cash Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                0.20%(3)      5.46%(3)     2.70%     $    28,396     0.68%(3)

 Institutional Service Shares
  Year ended August 31, 1998                     0.46%         5.22%        5.34%     $  5,235        0.90%
  October 1, 1996 to August 31, 1997             0.52%(3)      5.06%(3)%    4.70%       12,076        1.22%(3)

Daily Assets Municipal Fund
 Institutional Shares
  Year ended August 31, 1999
  Period ended August 31, 1998 (2)               0.12%(3)      3.16%(3)     0.59%     $   20,773      1.26%(3)


(1) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.

(2) THE TRUST COMMENCED THE OFFERING OF THE INVESTOR SHARE CLASS OF DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND, AND DAILY ASSETS MUNICIPAL FUND ON AUGUST 6, 1998.

(3)      ANNUALIZED.



FOR MORE INFORMATION                                                                  [LOGO]

         The following documents are available free upon request:              INSTITUTIONAL SHARES


                        ANNUAL/SEMI-ANNUAL REPORTS                                 DAILY ASSETS
                                                                                     TREASURY
                                                                                  OBLIGATIONS FUND
             Additional information about each Fund's investments is
            available in the Fund's annual and semi-annual reports to
           shareholders. In each Fund's annual report, you will find a             DAILY ASSETS
               discussion of the market conditions and investment                 GOVERNMENT FUND
                strategies that significantly affected the Fund's
                    performance during its last fiscal year.                       DAILY ASSETS
                                                                                     GOVERNMENT
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                    OBLIGATIONS FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                DAILY ASSETS
                                                                                    CASH FUND
          You can get a free copy of both reports and the SAI, request
          other information and discuss your questions about each Fund             DAILY ASSETS
                           by contacting the Funds at:                            MUNICIPAL FUND

                     Forum Shareholder Services, LLC
                               P.O. Box 446
                          Portland, Maine 04112
                       800-94FORUM or 800-943-6786
                               207-879-0001

           You can also review the Funds' reports (when available) and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get copies, for a fee, by writing to the following:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-6009

            The scheduled hours of operation of the Public Reference
               Room may be 800-94FORUM or obtained by calling the
                Commission at 1-800-SEC-0330. Free copies of the                     Forum Funds
              800-943-6786 reports and SAIs are available from the                   P.O. Box 446
                        Commission's Internet website at                             Portland, Maine 04112
                                                                                     800-94FORUM or
                           http://www.sec.gov.                                       800-943-6786
                                                                                     207-879-0001
                 Investment Company Act File No. 811-3023


[LOGO]




                                   PROSPECTUS
                          INSTITUTIONAL SERVICE SHARES

                                 JANUARY 1, 2000

                     DAILY ASSETS TREASURY OBLIGATIONS FUND

                          DAILY ASSETS GOVERNMENT FUND

                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                             DAILY ASSETS CASH FUND

                           DAILY ASSETS MUNICIPAL FUND

             EACH FUND, EXCEPT DAILY ASSETS MUNICIPAL FUND, SEEKS TO
          PROVIDE HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION
            OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. DAILY ASSETS
                      MUNICIPAL FUND SEEKS TO PROVIDE HIGH
            CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND
           THAT IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE
                         MAINTENANCE OF LIQUIDITY.


           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
            DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


          RISK/RETURN SUMMARY
          PERFORMANCE
          FEE TABLES
          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
          MANAGEMENT
          YOUR ACCOUNT


                    HOW TO CONTACT THE FUNDS
                    GENERAL INFORMATION
                    BUYING SHARES
                    SELLING SHARES
                    EXCHANGE PRIVILEGES
                    RETIREMENT ACCOUNTS


          OTHER INFORMATION
          Financial highlights

RISK/RETURN SUMMARY

This Prospectus offers Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund"). Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and customer accounts.

Each Fund also offers Investor Shares and Institutional Shares. You may obtain a
prospectus   describing  these  additional   classes  by  contacting  the  Forum
Shareholder Services, LLC, the Fund's transfer agent ("Transfer Agent").

INVESTMENT OBJECTIVES

Each Fund seeks to provide high current income consistent with the preservation of capital and the maintenance of liquidity. In the case of Daily Assets Municipal Fund, the Fund seeks to provide income which is exempt from Federal income taxes.

INVESTMENT POLICIES

          [Margin callout:  Concepts to Understand
          MONEY MARKET SECURITY means a high quality, short-term U.S. dollar denominated debt security
          TREASURY SECURITY means a securities that is issued or guaranteed by the U.S. Treasury
          GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities
          REPURCHASE AGREEMENT means a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the other party at an agreed-upon date and at a price reflecting a market rate of interest
          MUNICIPAL SECURITY means a security the interest on which is exempt from Federal income tax]

Each Fund is a money market mutual fund. As such,  each Fund
o    seeks to maintain a stable net asset value of $1.00 per share
o    invests in a diversified portfolio of Money Market Securities and
o maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in another mutual fund (a "Portfolio"). Each Fund and its corresponding Portfolio have the same investment objective and substantially similar investment policies.

The Portfolios in which the Funds invest and their primary investments are:


                  FUND                            PORTFOLIO                     PRIMARY INVESTMENT
Daily Assets Treasury Obligations Fund     Treasury Cash Portfolio       Treasury Securities and related
                                                                              repurchase agreements
Daily Assets Government Fund                 Government Portfolio             Government Securities
Daily Assets Government Obligations Fund  Government Cash Portfolio     Government Securities and related
                                                                              repurchase agreements
Daily Assets Cash Fund                          Cash Portfolio           A broad spectrum of Money Market
                                                                                    Securities
Daily Assets Municipal Fund                Municipal Cash Portfolio            Municipal Securities

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

         [Margin callout:  Money Market Fund Disclosure
         An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although each Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

There is no assurance that any Fund will achieve its investment objective.

The principal risks of investing in a Fund are
o    changes in interest rates,
o    the lowering of the credit rating or credit quality of a security,
o the default of an issuer of a security or repurchase agreement counterparty and
o the potential for the Fund's investment adviser to make poor investment decisions.

In addition, another principal risk for Daily Assets Municipal Fund is local economic and political changes in geographic areas where the Fund is invested.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in the Institutional Service Shares of each of Daily Assets Government Fund and Daily Assets Cash Fund by showing changes in the performance of that class from year to year and the class's returns. Performance information for the Institutional Service Shares of each other Fund is not included in this Prospectus. Each other Fund has an operating history of less than a full calendar. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

DAILY ASSETS GOVERNMENT FUND

The following chart shows the annual total returns for each full calendar year that the Institutional Service Shares have operated.

                       [EDGAR Representation of Bar Chart]

                             PAST PERFORMANCE CHART

                              ANNUAL TOTAL RETURN

                                1993      2.83%
                                1994      3.80%
                                1995      5.36%
                                1996      4.82%
                                1997      4.87%
                                1998      4.97%

         The calendar year-to-date total return as of September 30, 1999 was 3.47%.

During the periods shown in the chart, the highest quarterly return was 5.56% (for the quarter ended March 31, 1995) and the lowest return was 2.78% (for the quarter ended June 30, 1993).


The following table lists the Institutional Service Shares' average annual total return as of December 31, 1998.

 ....................................................  ..........................
                                                                 Daily Assets
Year(s)                                                        Government Fund
 ....................................................  ..........................
 ....................................................  ..........................
1 Year                                                              4.97%
5 Year                                                              4.76%
Since Inception (7/1/92)                                            4.34%

DAILY ASSETS CASH FUND

The following chart shows the annual total returns for each full calendar year that the Institutional Service Shares have operated.

                       [EDGAR Representation of Bar Chart]

                             PAST PERFORMANCE CHART

                              ANNUAL TOTAL RETURN

                                1997      5.23%
                                1998      5.26%

          The calendar year-to-date total return as of September 30, 1999 was 3.51%.

During the periods shown in the chart, the highest quarterly return was 5.39% (for the quarter ended March 31, 1998) and the lowest return was 5.01% (for the quarter ended December 31, 1998).

The following table lists the Institutional Service Shares average annual total returns as of December 31, 1998.

 .....................................................  .........................
                                                                   Daily Assets
Year(s)                                                             Cash Fund
 .....................................................  .........................
 .....................................................  .........................
1 Year                                                                5.26%
Since Inception (10/1/96)                                             5.22%

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in the Institutional Service Shares of a Fund. There are no charges to purchase or redeem Fund shares.

Annual Fund Operating Expenses(1) (expenses that are deducted from Fund assets)

Daily Assets Treasury Obligations Fund
         Management Fees (2)                                               0.13%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    0.76%
         Total Annual Fund Operating Expenses (3)                          0.89%
Daily Assets Government Fund
         Management Fees (2)                                               0.15%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    1.00%
         Total Annual Fund Operating Expenses(3)                           1.15%
Daily Assets Government Obligations Fund
         Management Fees (2)                                               0.13%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    0.67%
         Total Annual Fund Operating Expenses (3)                          0.80%
Daily Assets Cash Fund
         Management Fees (2)                                               0.13%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    0.56%
         Total Annual Fund Operating Expenses (3)                          0.70%
Daily Assets Municipal Fund
         Management Fees (2)                                               0.05%
         Distribution (12b-1) Fees                                          None
         Other Expenses                                                    1.16%
         Total Annual Fund Operating Expenses (3)                          1.21%

(1) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 1999 STATED AS A PERCENTAGE OF ASSETS PRIOR TO FEE WAIVERS AND REIMBURSEMENTS. EACH CLASS'S EXPENSES INCLUDE ITS PRO RATA SHARE OF EXPENSES OF THE CORRESPONDING PORTFOLIO.
(2)  INCLUDES ALL ADVISORY AND ADMINISTRATION FEES.
(3) DURING EACH FUND'S LAST FISCAL YEAR, CERTAIN SERVICE PROVIDERS VOLUNTARILY WAIVED A PORTION OF THEIR FEES OF EACH FUND TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES OF INSTITUTIONAL SERVICE SHARES TO 0.45% FOR EACH FUND. THESE WAIVERS MAY BE REDUCED OR ELIMINATED AT ANY TIME.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Institutional Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses of a Fund's Institutional Service Shares remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                       DAILY ASSETS                          DAILY ASSETS
                         TREASURY        DAILY ASSETS         GOVERNMENT         DAILY ASSETS        DAILY ASSETS
                     OBLIGATIONS FUND     GOVERNMENT       OBLIGATIONS FUND          CASH           MUNICIPAL FUND
                                             FUND                                    FUND
      1 year               $91              $117                $82                  $71                 $123
      3 years             $285              $365                $255                 $223                $383
      5 years             $495              $632                $444                 $388                $664
      10 years           $1,099            $1,396               $990                 $867               $1,463

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund:

         The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Daily Assets Municipal Fund:

         The investment objective of the Fund is provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

The investment adviser for the Portfolios (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates in combination with the stated objective of a Portfolio to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a Money Market Security if (i) revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio, (ii) the security subsequently fails to meet the Adviser's investment criteria or (iii) funds are needed for another purpose.

PRIMARY INVESTMENTS

Each Portfolio invests only in Money Market Securities that have remaining maturities of 397 days or less and maintains a dollar weighted average maturity of its investments of 90 days or less. All Money Market Securities will be rated in one of the two highest short-term rating categories (by companies such as Standard & Poor's) or unrated and determined by the Adviser to be of comparable quality.

The Portfolios' primary investments are:

TREASURY CASH PORTFOLIO Treasury Securities and repurchase agreements backed by Treasury Securities.

GOVERNMENT PORTFOLIO Government Securities exempt from state and local income taxes. The Government Securities in which the Portfolio invests include Treasury Securities and securities supported primarily by the creditworthiness of the issuer, including securities of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association and Tennessee Valley Authority.

GOVERNMENT CASH PORTFOLIO Government Securities and in repurchase agreements backed by Government Securities. The Government Securities in which the Portfolio invests include Treasury Securities and securities supported primarily by the creditworthiness of the issuer, such as securities of the Federal
National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association.

CASH PORTFOLIO A broad array of Money Market Securities including (i) securities issued by financial institutions, such as certificates of deposits, bank notes, bankers' acceptances and time deposits of banks and their foreign branches, (ii) securities issued by domestic companies, such as commercial paper, (iii) Government securities and (iv) repurchase agreements.

MUNICIPAL CASH PORTFOLIO Municipal Securities. The Portfolio may invest up to 20% of its total assets in Municipal Securities or other Money Market Securities whose interest is subject to Federal income tax.

Municipal Securities are issued by or on behalf of the states, territories and possessions of the U.S. and their local governments and public financing authorities. The Portfolio invests a significant portion of its assets in Municipal Securities supported by credit and liquidity enhancements. These investments are often comprised of long term Municipal Securities structured to allow the Portfolio the option to sell the security back to the issuer and with interest rates that are reset periodically. There are many different structures which Municipal Securities may take. The Adviser reviews and considers a security's structure and will only purchase a Municipal Security if it believes that third party credit and liquidity supporters possess minimal credit risk.

The Portfolio may invest up to 35% of its total assets in Municipal Securities the issuers of which are located in one state or territory.

OTHER INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity and credit are interpreted under that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions and invest in cash and Money Market Securities. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

INVESTMENT RISKS

There is no assurance that a Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of the Fund's investments. Increases in interest rates may cause a decline in value. In addition, those increases will result in the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In its worst case, an issuer of a security or repurchase agreement counterparty may be unable to make timely payments of interest or principal.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can impact the value of the Municipal Securities issued in that location.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance. Other risks, such as Year 2000 risk, are disclosed in the Statement of Additional Information ("SAI").

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser concentrates on fixed income investment management and, in addition to the Portfolios, advises five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board of the Trust.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the Adviser received advisory fees at the following annual rates as a percentage of average net assets:


                      PORTFOLIO                                   ADVISORY FEE
Treasury Cash Portfolio                                              0.030%
Government Portfolio                                                 0.050%
Government Cash Portfolio                                            0.030%
Cash Portfolio                                                       0.030%
Municipal Cash Portfolio                                             0.050%

Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides services to each Fund. As of September 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

The Trust has adopted a shareholder servicing plan that allows the Trust to pay FAdS a fee for providing service activities for Institutional Service Shares that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Institutional Service Shares.

FUND EXPENSES

Each Fund and each class pays for all of its expenses. Each Fund's and each class's expenses include its own expenses as well as Trust expenses that are allocated among the Funds, their classes and the other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance for the period during which the waiver is in effect.

Certain service providers of each Fund have undertaken to waive a portion of their fees in order to limit expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.45% of each Fund.

YOUR ACCOUNT
[Margin call out: HOW TO CONTACT THE FUNDS

Write to us at:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

Telephone us at:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your purchase or redemption will be priced at the next day's NAV. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received by the Transfer Agent as follows:

                                   TIMES INDICATED ARE EASTERN TIME
                               Order must be            Payment must be
                                received by               received by
Daily Assets Government Fund    12:00 p.m.                 4:00 p.m.
Daily Assets Municipal Fund     12:00 p.m.                 4:00 p.m.
Each Other Fund                  2:00 p.m.                 4:00 p.m.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days to settle. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments Each Fund accepts payments in the following minimum amounts:

                                            Minimum Initial   Minimum Additional
                                             Investment          Investment
Standard Accounts                             $100,000              $250
Accounts With Systematic Investment Plans       $250                $250
Exchanges                                     $100,000            $100,000

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT
 ...........................................................................................................................
Individual, Sole Proprietorship and Joint Accounts:         o     Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts can have two or          the account
more owners (tenants)
 ...........................................................................................................................
Gifts or Transfers to a Minor (UGMA, UTMA):                 o     Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child and obtain tax benefits.  An individual can give up         Act or the Uniform Transfers to Minors Act
to $10,000 a year per child without paying Federal gift tax o     The trustee must sign instructions in a manner
indicating trustee capacity
 ............................................................................................................................
Business Entities                                           o     For entities with officers, provide an
                                                                  original or certified copy of a resolution that
                                                                  identifies the authorized signers for the account
                                                            o     For entities with partners or other interested parties,
                                                                  provide   a   certified    partnership   agreement   or
                                                                  organizational  document,  or certified  pages from the
                                                                  partnership agreement or organizational  document, that
                                                                  identify the partners or interested parties
 .............................................................................................................................
Trusts                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certified trust document, or the
                                                                  pages from the trust document, that identify the
                                                                  trustees

INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
 .......................................................................................................................
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o         Fill out an investment slip from a
o         Complete the application                                      confirmation or write us a letter
o         Mail us your application and a check                o         Write your account number on your check
                                                              o         Mail us the slip (or your letter) and the check
 .......................................................................................................................
BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o         Call to notify us of your incoming wire
o         Complete the application                            o         Instruct your bank to wire your money to us
o         Call us and we will assign you an account number
o         Mail us your application
o         Instruct your bank to wire your money to us
 ........................................................................................................................
BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT
o         Call or write us for an account application         o         Complete the systematic investment section of
o         Complete the application                                      the application
o         Call us and we will assign you an account number    o         Attach a voided check to your application
o         Mail us your application                            o         Mail us the completed application
o         Make an ACH payment


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four redemptions or exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value, subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and a Fund may redeem shares you own in the account (or another identically registered account maintained with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. Generally, a Fund will send redemption proceeds to you within a week of receiving your request in proper form. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Each Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send the  redemption  proceeds
o         Obtain a signature  guarantee (if required)
o         Obtain other  documentation  (if required)
o         Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges - See "By Telephone") or
o         Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which the account is registered
     o         Additional form of identification
o         Redemption proceeds will be:
     o         Mailed to you or
     o Wired to you (unless you declined wire redemption privileges - See "By Wire")
SYSTEMATICALLY
o         Complete the systematic withdrawal section of the application
o         Attach a voided check to your application
o         Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time, for Daily Assets Government Fund and Daily Assets Municipal Fund, or after 2:00 p.m., Eastern time, for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o         Sales of over $50,000 worth of shares
o         Changes to a shareholder's record name or address
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRA accounts), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Institutional Service Shares for Institutional Service Shares of another Fund by telephone or in writing. For a list of other funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that Fund's sales charge. If you exchange into a fund that has no sales charge, you will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account numbers
     o The names of the funds from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange
o Open a new account and complete an account application if you are requesting different shareholder privileges
o         Mail us request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional form of identification

OTHER INFORMATION

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. Each Fund invests in its corresponding Portfolio to enhance its investment opportunities and to reduce its operating expenses by sharing the costs of managing a large pool of assets. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional Information about the Core Trust Board and Core Trust's executive officers is in the SAI.

CLASSES OF SHARES

This Prospectus offers Institutional Service Shares of each Fund. Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts.

Each Fund also offers Investor Shares and Institutional Shares. You may obtain a prospectus describing these additional classes by contacting the Transfer Agent. Investor Shares are designed for retail investors and Institutional Shares are designed for institutional investors.

Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund distributes its net investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

Generally, a Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS GOVERNMENT FUND

Generally, you are not subject to state and local income taxes on the Fund's distribution of tax exempt interest income. Many states do not tax investment income from a mutual fund generated by investments in U.S. Treasury and certain U.S. Government Securities if the interest on these obligations would not be taxable to you if you held the obligations directly.

DAILY ASSETS MUNICIPAL FUND

Generally, you are not subject to Federal income tax on the Fund's distribution of tax-exempt interest income. The Fund's distribution of taxable interest, other investment income and short-term capital gain is taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. Distributions, including distributions that are exempt from Federal income tax, may be subject to certain state and local taxes

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by private activity bonds held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds is an item of tax preference for purposes of individual and corporate Federal Alternative Minimum Tax ("AMT"). The Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares.

ORGANIZATION

The Trust is a Delaware business trust. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control Institutional Service Shares of a Fund, the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the performance of the Institutional Service Shares of each Fund. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by ________________. Each Fund's financial statements and the auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.




 ............................................. ............ ............ ............. ...........
 ............................................. ............ ............ ............. ...........


                                               Beginning                Distributions Ending
                                               Net Asset       Net        From Net    Net Asset
                                               Value Per   Investment    Investment   Value Per
                                                 Share       Income        Income       Share
 ............................................. ............ ............ ............. ...........
 ............................................. ............ ............ ............. ...........
Daily Assets Treasury Obligations Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                $1.00         0.02        (0.02)        $1.00

Daily Assets Government Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Year ended August 31, 1998                     $1.00         0.05        (0.05)        $1.00
  April 1, 1997 to August 31, 1997                1.00         0.02        (0.02)         1.00
  Year Ended March 31, 1997                       1.00         0.05        (0.05)         1.00
  Year Ended March 31, 1996                       1.00         0.05        (0.05)         1.00
  Year Ended March 31, 1995                       1.00         0.04        (0.04)         1.00

Daily Assets Government Obligations Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                $1.00         0.02        (0.02)        $1.00


                                                 RATIO TO AVERAGE NET
                                                        ASSETS
 .............................................  ......................... ............ ............ ............
 .............................................  ............ ............ ............ ............ ............
                                                                                                    Ratio of
                                                                                      Net Assets      Gross
                                                                Net                     End of      Expenses
                                                   Net      Investment                  Period     to Average
                                                Expenses      Income        Total        (000s     Net Assets
                                                                           Return      Omitted)        (1)
 .............................................  ............ ............ ............ ............ ............
 .............................................  ............ ............ ............ ............ ............
Daily Assets Treasury Obligations Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                0.45%(3)      5.16%(3)     2.19%     $     4,448     1.53%(3)

Daily Assets Government Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Year ended August 31, 1998                     0.46%         4.93%        5.04%     $  9,485        0.91%
  April 1, 1997 to August 31, 1997               0.50%(3)      4.76%(3)     2.01%       44,116        0.95%(3)
  Year Ended March 31, 1997                      0.50%         4.70%        4.80%       43,975        0.99%
  Year Ended March 31, 1996                      0.50%         5.01%        5.18%       43,103        1.06%
  Year Ended March 31, 1995                      0.37%         4.45%        4.45%       36,329        1.10%

Daily Assets Government Obligations Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Period ended August 31, 1998(2)                0.45%(3)      5.16%(3)     2.22%     $     2,390     2.13%(3)

                                       24




 ............................................. ............ ............ ............. ...........
 ............................................. ............ ............ ............. ...........


                                               Beginning                Distributions Ending
                                               Net Asset       Net        From Net    Net Asset
                                               Value Per   Investment    Investment   Value Per
                                                 Share       Income        Income       Share
 ............................................. ............ ............ ............. ...........
Daily Assets Cash Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Year ended August 31, 1998                     $1.00         0.05        (0.05)        $1.00
  October 1, 1996 to August 31, 1997              1.00         0.05        (0.05)         1.00

Daily Assets Municipal Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Period ended August 31, 1998 (2)               $1.00         -            -            $1.00



                                                RATIO TO AVERAGE NET
                                                       ASSETS
 ............................................. ......................... ............ ............ ............
 ............................................. ............ ............ ............ ............ ............
                                                                                                   Ratio of
                                                                                     Net Assets      Gross
                                                               Net                     End of      Expenses
                                                  Net      Investment                  Period     to Average
                                               Expenses      Income        Total        (000s     Net Assets
                                                                          Return      Omitted)        (1)
 ............................................. ............ ............ ............ ............ ............
Daily Assets Cash Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Year ended August 31, 1998                    0.46%         5.22%        5.34%     $  5,235        0.90%
  October 1, 1996 to August 31, 1997            0.52%(3)      5.06%(3)%    4.70%       12,076        1.22%(3)

Daily Assets Municipal Fund
 Institutional Service Shares
  Year ended August 31, 1999
  Period ended August 31, 1998 (2)              0.59%(3)      2.76%(3)     0.20%     $ 10          721.84%(3)


(1) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(2) THE TRUST COMMENCED THE OFFERING OF THE INVESTOR SHARE CLASS OF DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND, AND DAILY ASSETS MUNICIPAL FUND ON
         AUGUST 6, 1998.
(3)      ANNUALIZED.



FOR MORE INFORMATION                                                                  [LOGO]

         The following documents are available free upon request:                  INSTITUTIONAL
                                                                                  SERVICE SHARES


                        ANNUAL/SEMI-ANNUAL REPORTS                                 DAILY ASSETS
                                                                                     TREASURY
                                                                                  OBLIGATIONS FUND
             Additional information about each Fund's investments is
            available in the Fund's annual and semi-annual reports to
           shareholders. In each Fund's annual report, you will find a             DAILY ASSETS
               discussion of the market conditions and investment                 GOVERNMENT FUND
                strategies that significantly affected the Fund's
                    performance during its last fiscal year.                       DAILY ASSETS
                                                                                     GOVERNMENT
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                    OBLIGATIONS FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                DAILY ASSETS
                                                                                    CASH FUND
          You can get a free copy of both reports and the SAI, request
          other information and discuss your questions about each Fund             DAILY ASSETS
                           by contacting the Funds at:                            MUNICIPAL FUND

                     Forum Shareholder Services, LLC
                               P.O. Box 446
                          Portland, Maine 04112
                       800-94FORUM or 800-943-6786
                               207-879-0001

           You can also review the Funds' reports (when available) and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get copies, for a fee, by writing to the following:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-6009

            The scheduled hours of operation of the Public Reference
               Room may be 800-94FORUM or obtained by calling the
                Commission at 1-800-SEC-0330. Free copies of the                     Forum Funds
              800-943-6786 reports and SAIs are available from the                   P.O. Box 446
                        Commission's Internet website at                             Portland, Maine 04112
                                                                                     800-94FORUM or
                           http://www.sec.gov.                                       800-943-6786
                                                                                     207-879-0001
                 Investment Company Act File No. 811-3023


                       STATEMENT OF ADDITIONAL INFORMATION


                                 JANUARY 1, 2000




                                   FORUM FUNDS

                     Daily Assets Treasury Obligations Fund
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund
                        Daily Assets Municipal Cash Fund



FUND INFORMATION:

         Forum Funds
         Two Portland Square
         Portland, Maine 04101
         (207) 879-0001
         (800) 94FORUM

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (207) 879-0001
         (800) 94FORUM

This Statement of Additional Information or "SAI" supplements the Prospectuses dated January 1, 2000, as may be amended from time to time, offering Institutional Shares, Institutional Service Shares and Investors Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (the "Funds"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS

         Glossary ...........................................................  1
1.       Investment Policies and Risks.......................................  2
2.       Investment Limitations.............................................. 11
3.       Performance Data and Advertising.................................... 12
4.       Management.......................................................... 16
5.       Portfolio Transactions.............................................. 24
6.       Additional Purchase and Redemption Information...................... 26
7.       Taxation ........................................................... 29
8.       Other Matters....................................................... 33
Appendix A - Description of Securities Ratings...............................A-1
Appendix B - Miscellaneous Tables............................................B-1
Appendix C - Performance Data................................................C-1
Appendix D - Additional Advertising Materials................................D-1

GLOSSARY

          "Adviser" means Forum Investment Advisors, LLC

          "Board" means the Board of Trustees of the Trust.

          "CFTC" means the U.S. Commodities Futures Trading Commission.

          "Code" means the Internal Revenue Code of 1986, as amended.

          "Core Trust" means Core Trust (Delaware).

          "Core Trust Board" means the Board of Trustees of Core Trust.

          "Custodian" means the custodian of each Fund's assets.

          "FAdS" means Forum Administrative Services, LLC, administrator of each Fund.

          "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

          "FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

          "FSS" means Forum Shareholder Services, LLC, transfer agent of each Fund.

          "Fund" means each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund.

          "Fitch" means Fitch IBCA, Inc.

          "Moody's" means Moody's Investors Service.

          "NAV" means net asset value.

          "NRSRO" means a nationally recognized statistical rating organization.

          "Portfolio"   means  each  of  Treasury  Cash  Portfolio,   Government
          Portfolio, Government Cash Portfolio, Cash Portfolio or Municipal Cash Portfolio, series of Core Trust.

          "SEC" means the U.S. Securities and Exchange Commission.

          "S&P" means Standard & Poor's.

          "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of each Fund.

          "Trust" means Forum Funds.

          "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

          "1933 Act" means the Securities Act of 1933, as amended.

          "1940 Act" means the Investment Company Act of 1940, as amended.

                             1. GENERAL INFORMATION

Each Fund is a "gateway" fund in a Core and Gateway(R) structure. Each Fund invests substantially all of its assets in separate Portfolios of Core Trust (each "a Portfolio"), another open-end, management investment company with substantially similar investment objectives and policies, as follows:

Daily Assets Treasury Fund                           Treasury Cash Portfolio
Daily Assets Government Fund                         Government Portfolio
Daily Assets Government Cash Fund                    GovernmentCash Portfolio
Daily Assets Cash Fund                               Cash Portfolio
Daily Assets Municipal Fund                          Municipal Cash Portfolio

                        2. INVESTMENT POLICIES AND RISKS


The following discussion supplements the disclosure in the prospectuses about each Portfolio's investment techniques, strategies and risks.

A.       SECURITY RATINGS INFORMATION

Under Rule 2a-7, each Portfolio must normally invest at least 95% of its total assets in securities that are rated in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The lowest ratings for high quality short-term debt obligations, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Portfolios may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Portfolio, the Adviser will determine whether the Portfolio should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       FIXED INCOME SECURITIES

1.       VARIABLE AND FLOATING RATE SECURITIES

Each Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime Rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the capital appreciation or depreciation may be less on these obligations than for fixed rate obligations.

To the extent that a Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, the Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term U.S. Government Securities.

Cash Portfolio also may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. You may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

2.       MORTGAGE AND ASSET BACKED SECURITIES

A Portfolio may purchase adjustable rate mortgage backed or other asset backed securities (such as Small Business Association Securities) that are U.S. Government Securities. Treasury Cash Portfolio may only purchase mortgage backed or asset backed securities that are U.S. Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans which may be secured by real estate or other assets. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

Government Cash Portfolio and Cash Portfolio only invest in ARMs that are U.S. Government Securities.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration Securities ("SBA") are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime rate. SBA securities generally have maturities at issue of up to 25 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by MBSs or by pools of conventional mortgages. CMOs are typically have a number of classes or series with different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid.

Governmental or private entities may create new types of MBSs in response to changes in the market or changes in government regulation of such securities. As new types of these securities are developed and offered to investors, the Adviser may, consistent with the investment objective and policies of each Portfolio, consider making investments in such new types of securities.

3.       MUNICIPAL SECURITIES

Municipal Cash Portfolio may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

BONDS AND NOTES Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation bonds, revenue bonds and notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise tax or other specific revenue source but not from the issuer's general taxing power. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

LEASES State and local governments and authorities enter into municipal leases to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other assets. Municipal leases permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes do not apply to municipal leases that do not require the governmental issuer to satisfy underlying obligations unless money is appropriated for that purpose by the state legislature on a yearly or periodic basis.

PUTS AND STANDBY COMMITMENTS ON MUNICIPAL SECURITIES The Portfolio may acquire "puts" on municipal securities. A put gives the Portfolio the right to sell the municipal security at a specified price at any time on or before a specified date. The Portfolio may sell, transfer or assign a put only with the sale, transfer or assignment of the underlying security or securities. The amount payable to the Portfolio upon its exercise of a "put" is normally: (1) the Portfolio's acquisition cost of the municipal securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (2) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Portfolio to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Portfolio's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Portfolio's assets. The Portfolio intends to enter into puts only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Portfolio's policy is to enter into stand-by commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Portfolio are valued at zero in determining net asset value. When the Portfolio pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities.

OTHER MUNICIPAL OBLIGATIONS Variable Rate Demand Notes ("VRDN") are municipal bonds with maturities of up to 40 years. These instruments have a demand feature that permits the holder to sell the instruments back to the issuer. A holder of these instruments may exercise the demand feature at predetermined intervals, usually daily or weekly. The interest rate on these securities mirror prevailing interest rates. Tender option bonds have relatively long maturities and fixed rates of interest. Under an agreement with a third party financial institution, a holder of these bonds may tender them to the institution and receive the face value of the bonds. A holder may exercise this option at periodic intervals, usually six months to a year.

ALTERNATIVE MINIMUM TAX Municipal  securities are also categorized  according to
(1) whether the interest is or is not included in the calculation of alternative minimum taxes for individuals and corporations, (2) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and (3) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

4.       ZERO COUPON SECURITIES

Government Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered
Interest and Principal of Securities ("STRIPS") program. These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest. All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.

The Portfolio must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because the Portfolio distributes all of its net investment income, the Portfolio may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

5.       FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES

Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio currently are prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

6.       GENERAL RISKS

INTEREST RATE RISK Changes in interest rates affects the market value of the interest-bearing fixed income securities held by a Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

MORTGAGE AND ASSET BACKED SECURITIES The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize mortgage-related securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. Mortgage prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security and a Portfolio's yield. Because prepayments of principal generally occur when interest rates are declining, a Portfolio may have to reinvest the proceeds of prepayments at lower interest rates then those of their previous investments. If this occurs, a Portfolio's yield will decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates. To the extent that a Portfolio purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.       REPURCHASE AGREEMENTS AND SECURITIES LENDING

1.       GENERAL

Each Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolios' custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of a Portfolio's loaned securities, plus accrued interest. In a portfolio securities lending transaction, a Portfolio receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Portfolio pays in arranging the loan. The Portfolio may share the interest it receives on the collateral securities with the borrower. The terms of a Portfolio's loans permit the Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Portfolio or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. A Portfolio must limit securities lending to 33 1/3% of the value of its total assets.

2.       RISKS

Repurchase agreements and securities lending involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Portfolio may have difficulties in exercising its rights to the underlying securities. A Portfolio may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by or lent by a Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Portfolio will only enter a repurchase agreement with a seller that the Adviser believes present minimal credit risk.

D.       BORROWING

1.       GENERAL

Each Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of a Portfolio's total assets. Each Portfolio may borrow money for other purposes so long as such borrowings do not exceed 5% of a Portfolio's total assets. The purchase of securities is prohibited if a Portfolio's borrowing exceeds 5% or more of a Portfolio's total assets.

2.       RISKS

The use of borrowing involves special risks, including magnified capital losses. If a Portfolio buys securities with borrowed Portfolios and the value of the securities declines, a Portfolio may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. A Portfolio may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on a Portfolio's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on a Portfolio's investment portfolio, a Portfolio's use of borrowing would result in a lower rate of return than if the Portfolio did not borrow. The size of any loss incurred by a Portfolio due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to a Portfolio.

E.       WHEN-ISSUED SECURITIES

1.       GENERAL

Each Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions and forward commitments enables a Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by a Portfolio on a when-issued or delayed delivery basis may result in a loss the Portfolio or a missed opportunity to make an alternative investment.

E.       ILLIQUID SECURITIES

1.       GENERAL

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements not entitling the holder to payment of principal within seven days and, except as otherwise determined by the Adviser, securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Core Trust Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

                            2. INVESTMENT LIMITATIONS


Each Fund has adopted the fundamental and nonfundamental investment limitations and the investment objective of its corresponding Portfolio. The investment objective of a Fund or Portfolio is fundamental. Each Porfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental), the Portfolio or Fund, as applicable, may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50 percent of the outstanding shares of the Fund (or interests of a Portfolio); or (2) 67 percent of the shares of the Fund (or interests of a Portfolio) present or represented at a shareholders meeting at which the holders of more than 50 percent of the outstanding shares of the Fund (or interests of a Portfolio) are present or represented. The Board may change a nonfundamental policy of a Fund without shareholder approval and the Core Trust Board nay change a nonfundmental policy of a Portfolio without interestholder consent..

For purposes of all investment policies of the Funds and Portfolios (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund or Portfolio may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund or Portfolio may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's or Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.  FUNDAMENTAL LIMITATIONS

GOVERNMENT PORTFOLIO

The Portfolio may not:

DIVERSIFICATION. With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

CONCENTRATION. Purchase securities, other than U.S. Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

UNDERWRITING. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

REAL ESTATE. Purchase or sell real estate or any interest therein (including limited partnership interests), except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES. Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

SENIOR SECURITIES. Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.

LENDING. Make loans, except that the Portfolio may (i) purchase debt securities which are otherwise permissible investments, (ii) enter into repurchase agreements and (iii) lend portfolio securities, but not in an amount greater than 33 1/3% of the value of the Portfolio's total assets.

PLEDGING. Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

OPTIONS.  Write put and call options.

INVESTING FOR CONTROL. Invest for the purpose of exercising control over any person.

RESTRICTED SECURITIES.  Purchase restricted securities.

For purposes of limitation (2): (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO, CASH PORTFOLIO AND MUNICIPAL CASH PORTFOLIO

The Portfolios may not:

DIVERSIFICATION. With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION. Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

UNDERWRITING. Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE. Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES. Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

SENIOR SECURITIES. Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

LENDING. Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS. With respect to Government Cash Portfolio, purchase or hold any security that (i) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets and (ii) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Fund not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.       NONFUNDAMENTAL LIMITATIONS

GOVERNMENT CASH PORTFOLIO

The Portfolio may not:

DIVERSIFICATION. With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

SECURITIES WITH VOTING RIGHTS. Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY. Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO, CASH PORTFOLIO AND MUNICIPAL CASH PORTFOLIO

Each Portfolio may not:

DIVERSIFICATION. With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

BORROWING. Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

SECURITIES WITH VOTING RIGHTS. Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY. Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

For purposes of concentration: (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

C.       INVESTMENTS BY FINANCIAL INSTITUTIONS

1.       INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's investment portfolio will be modified accordingly, including by disposing of portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold in its portfolio any securities or instruments that would be subject to restriction as to amount held by a National bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio's investment portfolio includes any instruments that would be subject to a restriction as to amount held by a National bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio shares should qualify for a 20% risk weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a fund may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio shares will be evaluated by bank examiners.

Before acquiring Portfolio shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Portfolio shares is permissible and in compliance with any applicable investment or other limits.

Portfolio shares held by National banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Portfolio shares, and thereafter may be required to review its investment in a Portfolio for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their holdings of shares of a Portfolio at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, the Portfolios will make available to the Funds investors information relating to the size and composition of their portfolio for the purpose of providing Fund shareholders with this information.

2. INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS - TREASURY CASH PORTFOLIO AND GOVERNMENT CASH PORTFOLIO

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Funds limit their investments to U.S. Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by U.S. Government Securities. Certain U.S. Government Securities owned by a Portfolio may be mortgage or asset backed, but, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that does not meet all of the tests outlined in 12 C.F.R. Section 703.100(e) or (iii) a residual interest in a CMO or REMIC. The Portfolios also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectus.

3. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C. Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limit its investments to investments that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R.
Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h). These policies may be amended only by approval of a Portfolio's shareholders.


                        4. FORMANCE DATA AND ADVERTISING


A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o        The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe,
         Australia, Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which a Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Funds' performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Appendix B includes performance information for each Fund.

1.       SEC YIELD


Yield quotations for a Fund or class will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

2.       TOTAL RETURN CALCULATIONS

A Fund's or class's total return shows its overall change in value, including changes in share price and assuming that all of the Fund's or class's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fundor class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund or class.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P   =  a hypothetical initial payment of $1,000
                  T   =  average annual total return
                  N   =  number of years
                  ERV =  ending redeemable  value:  ERV is the value, at the end of the  applicable  period, of  a  hypothetical  $1,000
                         payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund's or class's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

          A Fund or class may quote unaveraged or cumulative total returns that reflect a Fund's or class's performance over a stated period of time.

          Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's or class's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                    PT       =        period total return
                    The other definitions are the same as in average annual total return above

B.       OTHER MATTERS

A Fund or class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of a Fund's portfolio managers and the portfolio management staff of a Fund's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in a Fund or class over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of a Fund or class as of one or more dates; and (10) a comparison of a Fund's or class's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's or class's performance.

A Fund or class may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month in a Fund for a period of six months the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                     SYSTEMATIC              SHARE                SHARES
    PERIOD           INVESTMENT              PRICE               PURCHASED
    ------           ----------              -----               ---------
       1                $100                  $10                  10.00
       2                $100                  $12                   8.33
       3                $100                  $15                   6.67
       4                $100                  $20                   5.00
       5                $100                  $18                   5.56
       6                $100                  $16                   6.25
                        ----                  ---                   ----
          TOTAL                 AVERAGE                  TOTAL
          INVESTED      $600    PRICE        $15.17      SHARES     41.81

In connection with its advertisements, a Fund or class may provide "shareholder's letters" that serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

With respect to a Fundor class that invests in municipal securities and distributes Federally tax-exempt (and in certain cases state tax-exempt) dividends, the Fund may advertise the benefits of and other effects of investing in municipal securities. For instance, the Fund's or class's advertisements may note that municipal bonds have historically offered higher after tax yields than comparable taxable alternatives for those persons in the higher tax brackets, that municipal bond yields may tend to outpace inflation and that changes in tax law have eliminated many of the tax advantages of other investments. The combined Federal and state income tax rates for a particular state may also be described and advertisements may indicate equivalent taxable and tax-free yields at various approximate combined marginal Federal and state tax bracket rates. All yields so advertised are for illustration only and not necessarily representative of a Fund's or class's yield.

                                  5. MANAGEMENT

A.       TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

-------------------------------------------- ----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------

John Y. Keffer*, Chairman and President      President, Forum Financial Group, LLC (a mutual fund services
Born:  July 15, 1942                         holding company)
Two Portland Square                          President, Forum Fund Services, LLC (Trust's underwriter)
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Costas Azariadis, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943
Department of Economics
University of California
Los Angeles, CA 90024
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New
27 Temple Street                             England)
Belmont, MA 02718
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Partner, Winthrop Stimson Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street
New York, NY 10019
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
David I. Goldstein, Vice President           General Counsel, Forum Financial Group, LLC
Born:  August 3, 1961                        Secretary, Forum Fund Services, LLC (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Stacey Hong, Treasurer                       Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Dawn Taylor, Asst. Treasurer                 Manager/Senior  Tax  Specialist,  Tax  Department,   Forum  Financial
Born:  May 14, 1964                          Group, LLC since 1997
Two Portland Square                          Senior Tax Accountant, Pardy Bingham & Burrell during 1997
Portland, Maine 04101                        Senior Tax Specialist, Forum Financial Group, LLC from 1994 to 1997

-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Vice President/Associate General Counsel, Smith Barney Inc.
Two Portland Square                          (brokerage firm) from 1993 through 1998
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Heidi A. Hoefler, Asst. Secretary            Staff Attorney, Forum Financial Group since 1998
Born:  October 23, 1963                      Legal Intern, Unum from 1996-1997
Two Portland Square                          Law Student, University of Maine School of Law from 1994-1997
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------


                                       17

-------------------------------------------- ----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary               Senior Fund Specialist, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                         Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------

The following trustees and officers hold the same positions with other investment companies that are considered part of a "Fund Complex." A Fund Complex is comprised of two or more investment companies that (1) hold themselves out to investors as related for purposes of investment and investor services (2) share a common investment adviser or (3) have an investment adviser that is an affiliate of an adviser to another investment company.

TRUSTEE OR OFFICER          POSITION

John Y. Keffer              Trustee and President, The Cutler Trust
                            Chairman and President, Core Trust (Delaware)
                            Trustee, The Cutler Trust

Costas Azariadas            Trustee, Core Trust (Delaware)

James C. Cheng              Trustee, Core Trust (Delaware)

J. Michael Parish           Trustee, Core Trust (Delaware)

David I. Goldstein          Vice President, Core Trust (Delaware)

Stacey Hong                 Treasurer, Core Trust (Delaware)

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended August 31, 1999.

                                                            TOTAL COMPENSATION
                                                                TRUST AND
TRUSTEE                     COMPENSATION FROM TRUST           FUND COMPLEX(1)

John Y. Keffer                          $0                          $0
Costas Azariadis                      $9,500                     $13,000
James C. Cheng                        $9,500                     $14,500
J. Michael Parish                     $9,500                     $14,500

(1) These figures include fees paid to the Core Trust Trustees by the Portfolios.

C.       TRUSTEES AND OFFICERS OF CORE TRUST

The names of the Trustees and officers of Core Trust, their positions with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board supervises the Portfolios' activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

--------------------------------------------------- ---------------------------------------------------------------
          NAME, POSITION WITH THE TRUST,                            PRINCIPAL OCCUPATION(S) DURING
                 AGE AND ADDRESS                                             PAST 5 YEARS
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
John Y. Keffer*,Chairman & President
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Costas Azariadas, Trustee
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
James C. Cheng, Trustee
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
J. Michael Parish, Trustee
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Thomas G. Sheehan, Vice President                   Managing Director-Forum Financial Group
Born:  July 15, 1954                                Vice President/Asst. Secretary, Norwest Advantage Funds
Two Portland Square
Portland, Maine 04101
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Stacey Hong, Treasurer
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Dawn Taylor, Asst. Treasurer
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
David I. Goldstein, Vice President & Secretary
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Don Evans, Asst. Secretary                           Counsel, Forum Financial Group, since 1995  Associate, Bisk
Born: August 12, 1948                                & Lutz during 1995
Two Portland Square                                  Associate, Weiner & Strother from 1990 to 1995.
Portland, Maine 04101                                Assistant Secretary, Norwest Advantage Funds

--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Heidi A. Hoefler, Asst. Secretary
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Leslie K. Klenk, Asst. Secretary
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Pamela Stutch, Asst. Secretary
--------------------------------------------------- ---------------------------------------------------------------

D.       INVESTMENT ADVISER

1.       SERVICES OF THE ADVISER

Forum Investment Advisors, LLC is the Adviser to the Portfolios in which the Funds invests pursuant to an investment advisory agreement (the "Agreement") with Core Trust. Under the Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Portfolio's investments and effecting portfolio transactions for the Portfolio.

2.       OWNERSHIP OF ADVISER

The Adviser is 99% owned by Forum Trust LLC and 1% owned by Forum Holdings Corp.
I. Forum Investment Advisors, LLC is registered as an investment adviser with the SEC under the 1940 Act.

3.       FEES

The Adviser's fees are calculated as a percentage of a Portfolio's average net assets. The fee is accrued daily by each Portfolio and is paid monthly based on average net assets for the previous month. Each Fund pays its pro-rate portion of its corresponding Portfolio's investment advisory fee.

In addition to receiving its advisory fee from a Portfolio, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Portfolio. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

Table 1 in Appendix C shows the dollar amount payable by each Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Portfolio. The data are for the past three fiscal years.

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party ("Disinterested Trustees").

The Agreement is terminable without penalty by the Trust regarding the Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under the Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

E.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to March 1, 1999, Forum Financial Services, Inc.
(FFSI) was the distributor of each Fund pursuant to similar terms and compensation.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the representative of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Funds are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive a fee for any distribution services performed under the Distribution Agreement.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Funds' Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

3.       DISTRIBUTION PLAN - INVESTOR SHARE CLASS

In accordance with Rule 12b-1 under the 1940 Act, with respect to the Investor Class of each Fund, the Trust has adopted a distribution plan (the "Plan") which provides for the payment to FFS (to FFSI until February 28, 1999) of a Rule 12b-1 fee at the annual rate of up to 0.50% of the average daily net assets of the Investor class of each Fund (except Daily Assets Government Fund) as compensation for Forum's services as distributor. Under the Plan, FFS also receives a fee as an annual rate of 0.15% of the average daily net assets of the Investor Shares of Daily Assets Government Fund as compensation for its services under the Plan. The Board's approval of the Plan was contingent on the Trust limiting any payments under the Plan to 0.30% of the average daily net assets of the Investor Share Class of each Fund (except Daily Assets Government Fund) without further Board approval.

The Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Qualified Trustees. The Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees, or by a Fund's Investor class shareholders.

Table 2 in Appendix C shows the dollar amount of fees payable under the Plan with respect to each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

The Trust As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate of 0.05% of the average daily net assets of each Fund. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

CORE TRUST FAdS also manages all aspects of Core Trust's operations with respect to the Portfolios. With respect to each Portfolio, FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by the shareholders and, in either case, by a majority of the Disinterested Trustees. Under the Core Administration Agreement, FAdS performs similar services for each Portfolio to those provided to each Fund.

The Core Administration Agreement provides that FAdS shall not be liable to Core Trust or any of Core Trust's interestholders for any action or inaction of FAdS relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of FAdS' duties or obligations under the Agreement or by reason of FAdS' reckless disregard of its duties and obligations under this Agreement. The Administration Agreement may be terminated with respect to a Portfolio at anytime, without the payment of any penalty: (1) by the Core Board on 60 days' written notice to FadS; or (2) by FAdS on 60 days' written notice to Core Trust.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The table provides similar information for the Portfolios. The data are for the past fiscal year (or shorter period depending on a Fund's commencement of operations).

2.       FUND ACCOUNTANT

THE TRUST As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Funds and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

CORE TRUST FAcS performs similar services for the Portfolios and, in addition, acts as the Portfolios' placement agent pursuant to a Portfolio and Unitholder Accounting Agreement ("Core Accounting Agreement"). The Core Portfolio Accounting Agreement shall continue in effect with respect to a Portfolio until terminated; provided, that continuance is specifically approved at least annually by the Board. The Portfolio and Unitholder Accounting Agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to FAcS or (ii) by FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.

Table 4 in Appendix C shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The table also includes similar information for the Portfolios. The data are for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"), the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives with respect to each Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 and $18 per shareholder account. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agency Agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

Table 5 in Appendix C shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data are for the past three fiscal years (or shorter period depending on a Fund's commencement of operations.).

4.       SHAREHOLDER SERVICE PLAN AND AGREEMENTS

The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to the Institutional Service class and the Investor class of each Fund under which the Trust may pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each of the Institutional Service class and the Investor class. FAdsS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional Services shares or Investsor shares. The Shareholder Service Plan was effective on December 5, 1997 for the Institutional Service class of those Funds then operating.

Any material amendment to the Shareholder Service Plan must be approved by a majority of the Disinterested Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the amendment to the Plan. The Plan may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees.


FAdS may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (i) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (ii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iii) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (iv) arrange for the wiring of funds; (v) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (vi) integrate periodic statements with other shareholder transactions; and (vii) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 6 in Appendix C shows the dollar amount of fees paid under the Shareholder Service Plan with respect to Institutional Service Shares and Investor Shares of each Fund services by the Funds. This information is provided for the past three years (or shorter time a Fund has been operational).

5.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

6.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

7.       INDEPENDENT AUDITORS

____________, __________________________, have been selected as auditors for the
Funds and the Portfolios. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

                            6. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Portfolio purchases or to whom the Portfolio sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Each Fund invests substantially all of its assets in a corresponding Portfolio of Core Trust and not directly in portfolio securities. Therefore, the Funds and do not pay brokerage commissions directly.

Purchases and sales of portfolio securities for each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolios will pay any amounts of brokerage commissions, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which a Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio. The Adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with FIA or any of its affiliates.

For the Portfolios' fiscal years ended August 31, 1997, 1998, and 1999, no Portfolio paid any brokerage commissions.

C.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Portfolio are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

D.       SECURITIES OF REGULAR BROKER-DEALERS

As of the fiscal year ended August 31, 1999, several Portfolios maintained investments in dealers (or their parent companies) with whom they conduct portfolio transactions. Table 7 of Appendix C provides details of these investments.

                7. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may purchase or redeem shares or request any shareholder privilege in person at the offices of Forum Shareholder Services, LLC located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund, except Daily Assets Municipal Fund, may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at 1-800-94FORUM to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when
withdrawn.   You  may  contribute  up  to  $2,000   annually  to  an  IRA.  Only
contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

Pursuant to the rules of the SEC, the Board has established procedures to stabilize a Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet a Fund's high quality criteria.

As described in the Prospectuses, under certain circumstances a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the fund would be temporarily limited.

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   8. TAXATION

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISER AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year-end of each Fund is August 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income (that is, net investment income and capital gain net income) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year. Each Fund expects to derive substantially all of its gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that none of a Fund's dividends or distributions will qualify for the dividends-received deduction for corporations.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.
These distributions do not qualify for the dividend-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund's income must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. Each Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

E.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

F.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund, and amounts retained by a Fund that are designated as undistributed capital gain.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the rules from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

G.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund, distributions from each Fund and the applicability of state and local taxes and related matters.

                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                     Investors Equity Fund
BIA Growth Equity Fund                        Investors Growth Fund
BIA Small-Cap Growth Fund                     Investors High Grade Bond Fund
Daily Assets Cash Fund(1)                     Maine Municipal Bond Fund
Daily Assets Government Fund(1)               New Hampshire Bond Fund
Daily Assets Government Obligations Fund(1)   Payson Balanced Fund
Daily Asset Municipal Fund(1)                 Payson Value Fund
Daily Assets Treasury Obligations Fund(1)     Polaris Global Value Fund
Equity Index Fund                             TaxSaver Bond Fund
Investors Bond Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of December __, 1999, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund or class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or Class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of the Fund are listed in Table 8 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund or Class. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December ___, 1999, the following persons beneficially or of record owned 25% or more of the shares of a Fund or Class (or of the Trust) and may be deemed to control the Fund or the Class (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION

                                          PERCENTAGE OF SHARES PERCENTAGE OF SHARES
                                             OF CLASS OWNED        OF FUND OWNED
DAILY ASSETS TREASURY OBLIGATIONS FUND
Investor Shares

Institutional Shares

Institutional Service Shares

DAILY ASSETS GOVERNMENT FUND
Investor Shares

Institutional Shares

Institutional Service Shares

DAILY ASSETS GOVERNMENT OBLIGATIONS
Investor Shares

Institutional Shares

Institutional Service Shares

DAILY ASSETS CASH FUND
Investors Shares

Institutional Shares

Institutional Service Shares

DAILY ASSETS MUNICIPAL FUND
Investors Shares

Institutional Shares

Institutional Service Shares

D.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Forum Fund's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of the Institutional Shares, Institutional Service Shares and Investors Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund and their corresponding Portfolios for the year ended May 31, 1999 which are included in the Funds' Annual Report to Shareholders dated May 31, 1999 are incorporated herein by reference These financial statements include the schedules of investments, statement of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS


A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


1.       MOODY'S INVESTORS SERVICE

  Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+  High credit quality.  Protection factors are strong. Risk is modest but may
AA   vary slightly from time to time because of economic conditions.

A+,A,Protection  factors are average but  adequate.  However,  risk  factors are
A-   more variable in periods of greater economic stress.

BBB+ Below-average protection factors but still considered sufficient for BBB prudent investment. Considerable variability in risk during economic BBB- cycles.

BB+  Below  investment  grade but deemed  likely to meet  obligations  when due.
BB   Present or prospective financial  protection factors fluctuate according
BB- to industry conditions. Overall quality may move up or down frequently within this category.

B+   Below investment grade and possessing risk that obligations will not be met
B    when due. Financial protection factors will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP   Preferred stock with dividend arrearages.


4.       FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C High  default  risk.   Default  is  a real possibility.  Capacity for
           meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.
DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.
A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.
BB, B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions outweigh these.
CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C           A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime
                Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES


                      APPENDIX B - PERFORMANCE INFORMATION


For the seven-day period ended August 31, 1999, the annualized yields of each of the classes of the Funds that were then operating were as follows:


                                           CURRENT YIELD      EFFECTIVE YIELD
DAILY ASSETS TREASURY OBLIGATIONS FUND
     Investor Shares                           4.19%               4.28%
     Institutional Service Shares              4.64%               4.75%
     Institutional Shares                      4.89%               5.01%
DAILY ASSETS GOVERNMENT FUND
     Investor Shares                           4.54%               4.65%
     Institutional Service Shares              4.84%               4.96%
     Institutional Shares                      5.09%               5.22%
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     Investor Shares                           4.32%               4.42%
     Institutional Service Shares              4.75%               4.87%
     Institutional Shares                      5.00%               5.13%
DAILY ASSETS CASH FUND
     Investor Shares                           4.44%               4.53%
     Institutional Service Shares              4.89%               5.01%
     Institutional Shares                      5.14%               5.27%
DAILY ASSETS MUNICIPAL FUND
     Investor Shares                           2.30%               2.33%
     Institutional Service Shares              2.75%               2.79%
     Institutional Shares                      3.20%               3.25%

                        APPENDIX C- MISCELLANEOUS TABLES


                     TABLE 1 - INVESTMENT ADVISORY FEES ($)

                                    GROSS FEE        FEE WAIVED     NET FEE PAID
TREASURY CASH PORTFOLIO
     Year ended August 31, 1999       105,930            0            105,930
     Year ended August 31, 1998        55,735            0             55,735
     Year ended August 31, 1997                          0
GOVERNMENT PORTFOLIO
     Year ended August 31, 1999        20,157            0             20,157
     Year ended August 31, 1998        23,813            0             23,813
     Period ended August 31, 1997       9,064            0              9,064
     Year ended March 31, 1997         20,637            0             20,637
GOVERNMENT CASH PORTFOLIO
     Year ended August 31, 1999       303,532            0            303,532
     Year ended August 31, 1998       238,860            0            238,860
     Year ended August 31, 1997       196,857            0            196,857
CASH PORTFOLIO
     Year ended August 31, 1999       266,660            0            266,660
     Year ended August 31, 1998       158,716            0            158,716
     Year ended August 31, 1997        72,872            0             72,872
MUNICIPAL CASH PORTFOLIO
     Year ended August 31, 1999        14,330            0             14,330
     Year ended August 31, 1998         1,937            0                  0
     Year ended August 31, 1997         --              --                 --

                  TABLE 2 - INVESTOR SHARES RULE 12B-1 FEES ($)

                                           GROSS FEE    FEE WAIVED  NET FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
     Year ended August 31, 1999                49           49           0
     Year ended August 31, 1998                0            0            0
DAILY ASSETS GOVERNMENT FUND
     Year ended August 31, 1999               712          712           0
     Period ended August 31, 1998              0            0            0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     Year ended August 31, 1999                26           26           0
     Year ended August 31, 1998                0            0            0
DAILY ASSETS CASH FUND
     Year ended August 31, 1999               640          640           0
     Period ended August 31, 1998              0            0            0
DAILY ASSETS MUNICIPAL FUND
     Year ended August 31, 1999               139          139           0
     Year ended August 31, 1998                0            0            0

                        TABLE 3 - ADMINISTRATION FEES ($)

                                          GROSS FEE     FEE WAIVED  NET FEE PAID
TREASURY CASH PORTFOLIO
     Year ended August 31, 1999            153,011        0           153,011
     Year ended August 31, 1998             74,964        29,678       45,286
     Year ended August 31, 1997             24,287        14,346        9,941
GOVERNMENT PORTFOLIO
     Year ended August 31, 1999             20,197        20,197            0
     Year ended August 31, 1998             28,796        28,796            0
     Period ended August 31, 1997           18,128        18,128            0
     Year ended March 31, 1997              41,274        41,274            0
GOVERNMENT CASH PORTFOLIO
     Year ended August 31, 1999            438,060        0           438,060
     Year ended August 31, 1998            317,754        0           317,754
     Year ended August 31, 1997            252,821        0           252,821
CASH PORTFOLIO
     Year ended August 31, 1999            385,799        0           385,799
     Year ended August 31, 1998            212,800        0           212,800
     Year ended August 31, 1997             92,652        7,621        85,031
     Year ended August 31, 1996             56,125        3,719        52,406
MUNICIPAL CASH PORTFOLIO
     Year ended August 31, 1999             14,330        14,330            0
     Year ended August 31, 1998              1,937        1,937             0
     Year ended August 31, 1997               --          --             --
DAILY ASSETS TREASURY OBLIGATIONS FUND
     Year ended August 31, 1999             52,465        52,465            0
     Year ended August 31, 1998             24,549        24,549            0
     Year ended August 31, 1997               --          --             --
DAILY ASSETS GOVERNMENT FUND
     Year ended August 31, 1999             20,109        20,109            0
     Year ended August 31, 1998             28,110        2,864        25,246
     Period ended August 31, 1997           18,123        0            18,123
     Year ended March 31, 1997              41,232        7,453        33,779
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     Year ended August 31, 1999             22,179        22,179            0
     Year ended August 31, 1998             4,115         4,115             0
     Year ended August 31, 1997               --          --             --
DAILY ASSETS CASH FUND
     Year ended August 31, 1999             35,746        35,746            0
     Year ended August 31, 1998             10,505        10,505            0
     Year ended August 31, 1997              7,453        7,453             0
DAILY ASSETS MUNICIPAL FUND
     Year ended August 31, 1999             14,310        14,310            0
     Year ended August 31, 1998              1,934        1,934             0
     Year ended August 31, 1997               --          --             --

                       TABLE 4 - TRANSFER AGENCY FEES ($)

                                           GROSS FEE   FEE WAIVED   NET FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1999                12,229         295      11,934
     Year ended August 31, 1998                 6,071       6,069           2
     Year ended August 31, 1997                    --          --          --
Institutional Shares
     Year ended August 31, 1999                14,163           0      14,163
     Year ended August 31, 1998                31,381      31,036         345
Investor Shares
     Year ended August 31, 1999                12,053      12,053           0
     Year ended August 31, 1998                   843         843           0
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     Year ended August 31, 1999                14,088       4,011      10,077
     Year ended August 31, 1998                68,534      53,276      15,258
     Period ended August 31, 1997              50,810      44,054       6,756
     Year ended March 31, 1997                116,051     101,485      14,566
Institutional Shares
     Year ended August 31, 1999                12,878      12,058         820
     Year ended August 31, 1998                 4,874       4,853          21
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1999              12,666             0      12,666
     Year ended August 31, 1998              6,869          6,866           3
     Year ended August 31, 1997                    --     --               --
Institutional Shares
     Year ended August 31, 1999                12,641       5,158       7,483
     Year ended August 31, 1998                10,816      10,762          54
Investor Shares
     Year ended August 31, 1999                12,036      12,036           0
     Year ended August 31, 1998                   843         843           0
DAILY ASSETS CASH FUND
Institutional Service Shares
     Year ended August 31, 1999                13,503           0      13,503
     Year ended August 31, 1998                27,955      15,294      12,661
     Period ended August 31, 1997              29,772      17,766      12,006
Institutional Shares
     Year ended August 31, 1999                12,939           0      12,939
     Year ended August 31, 1998                 9,362       9,311          51
Investor Shares
     Year ended August 31, 1999                12,555         540      12,015
     Year ended August 31, 1998                   843         843           0

                                           GROSS FEE   FEE WAIVED   NET FEE PAID
DAILY ASSETS MUNICIPAL FUND
Institutional Service Shares
     Year ended August 31, 1999                12,122       5,989       6,133
     Year ended August 31, 1998                   842         842           0
     Year ended August 31, 1997                    --          --          --
Institutional Shares
     Year ended August 31, 1999                12,597      12,084         513
     Year ended August 31, 1998                 4,150       4,126          24
Investor Shares
     Year ended August 31, 1999                12,053         120      11,933
     Year ended August 31, 1998                   843         843           0

                     TABLE 5 - SHAREHOLDER SERVICE FEES ($)

                                            GROSS FEE  FEE WAIVED   NET FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1999               17,320     17,320          0
     Year ended August 31, 1998               2,600      2,600           0
Investor Shares
     Year ended August 31, 1999                 45         45            0
     Period ended August 31, 1998               0          0             0
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     Year ended August 31, 1999               17,533     17,533          0
     Period ended August 31, 1998             78,274     78,274          0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1999               33,862     29,859        4,033
     Year ended August 31, 1998               2,018      2,018           0
Investor Shares
     Year ended August 31, 1999                 26         26            0
     Period ended August 31, 1998               0          0             0
DAILY ASSETS CASH FUND
Institutional Service Shares
     Year ended August 31, 1999               77,200     46,584        30,616
     Year ended August 31, 1998               22,439     22,439          0
Investor Shares
     Year ended August 31, 1999                540        540            0
     Period ended August 31, 1998               0          0             0
DAILY ASSETS MUNICIPAL FUND
Institutional Service Shares
     Year ended August 31, 1999               6,491      6,491           0
     Year ended August 31, 1998                 0          0             0
Investor Shares
     Year ended August 31, 1999                120        120            0
     Period ended August 31, 1998               0          0             0

                       TABLE 6 - FUND ACCOUNTING FEES ($)

                                           GROSS FEE    FEE WAIVED  NET FEE PAID
TREASURY CASH PORTFOLIO
     Year ended August 31, 1999               49,500             0      49,500
     Year ended August 31, 1998               48,000             0      48,000
     Year ended August 31, 1997               24,279             0      24,279
     Year ended August 31, 1996               28,518        19,955       8,563
GOVERNMENT PORTFOLIO
     Year ended August 31, 1999               49,500        39,899       9,601
     Year ended August 31, 1998               48,000        37,946      10,054
     Period ended August 31, 1997             20,000             0      20,000
     Year ended March 31, 1997                48,000             0      48,000
     Year ended March 31, 1996(1)              5,241             0       5,241
GOVERNMENT CASH PORTFOLIO
     Year ended August 31, 1999               49,500             0      49,500
     Year ended August 31, 1998               48,000             0      48,000
     Year ended August 31, 1997               48,000             0      48,000
     Year ended August 31, 1996               42,000             0      42,000
CASH PORTFOLIO
     Year ended August 31, 1999               49,500        49,500           0
     Year ended August 31, 1998               48,000             0      48,000
     Year ended August 31, 1997               48,000             0      48,000
     Year ended August 31, 1996               42,000        14,957      27,043
MUNICIPAL CASH PORTFOLIO
     Year ended August 31, 1999               49,500        46,497       3,003
     Year ended August 31, 1998                8,800         8,800           0
     Year ended August 31, 1997                   --            --          --
DAILY ASSETS TREASURY OBLIGATIONS FUND
     Year ended August 31, 1999               37,250        37,250           0
     Year ended August 31, 1998               13,323        13,323           0
     Year ended August 31, 1997                   --            --          --
DAILY ASSETS GOVERNMENT FUND
     Year ended August 31, 1999               37,250        37,250           0
     Year ended August 31, 1998               14,000         4,000      10,000
     Period ended August 31, 1997              5,000             0       5,000
     Year ended March 31, 1997                12,000             0      12,000
     Year ended March 31, 1996                38,621             0      38,621
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     Year ended August 31, 1999               37,250        37,250           0
     Year ended August 31, 1998               14,064        14,064           0
     Year ended August 31, 1997                   --            --          --
DAILY ASSETS CASH FUND
     Year ended August 31, 1999               37,250        37,250           0
     Year ended August 31, 1998               18,999        12,999       6,000
     Year ended August 31, 1997
DAILY ASSETS MUNICIPAL FUND
     Year ended August 31, 1999               37,250        37,250           0
     Year ended August 31, 1998                4,198         4,198           0
     Year ended August 31, 1997                   --            --          --

                   TABLE 7 - PORTFOLIO HOLDINGS IN DEALERS ($)


                                                               VALUE
CASH PORTFOLIO
         Goldman Sachs                                   $39,984,000

                            TABLE 8 - 5% SHAREHOLDERS

As of December ___, 1999, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the following table lists the persons who owned of record 5% or more of the outstanding shares of a class of shares, as well as their percentage holding of all shares of the Fund


                                        Percentage of Shares      Percentage of Shares
                                           of Class Owned             of Fund Owned
DAILY ASSETS TREASURY OBLIGATIONS FUND
Investor Shares


Institutional Shares




Institutional Service Shares


DAILY ASSETS GOVERNMENT FUND
Investor Shares













Institutional Shares




Institutional Service Shares










                                       C-9

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Investor Shares


Institutional Shares




Institutional Service Shares






DAILY ASSETS CASH FUND
Investor Shares


Institutional Shares










Institutional Service Shares












DAILY ASSETS MUNICIPAL FUND
Investor Shares


Institutional Shares






Institutional Service Shares







APPENDIX D - ADDITIONAL ADVERTISING MATERIALS


                             TEXT OF FORUM BROCHURE


In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text, which is currently in use, is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.


Today Forum Financial Group administers and provides services for over 181 mutual funds for 17 different fund managers, with more than $70 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 390 professionals worldwide.


From the beginning, Forum developed a plan of action that was effective with both start-up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of-the-art accounting support (Forum has 7 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.


More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS


Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals wit decades of experience with some of the country's major financial institutions.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.25 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.


FORUM INVESTMENT ADVISORS, LLC


Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.95 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."


                      TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, debt and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 124 funds with more than $29 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.95 billion in fund assets under management.


"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.25 billion in assets under management and $412 million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.


"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson President and Managing Director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:


Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda
*Established in 1986 to administer mutual funds for independent investment advisers and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities *Administration and Distribution Services: Regulatory, compliance, expense accounting, budgeting for all funds *Fund Accounting Services: Portfolio
valuation,   accounting,  dividend  declaration,  and  tax  advice  *Shareholder
Services: Preparation of statements, distribution support, inquiries and processing of trades
*Client Assets under Administration and Distribution:  $73 billion
*Client Assets Processed by Fund Accounting:  $53 billion
*Client Funds under Administration and Distribution: 181 mutual funds with 89 share classes
*International Ventures: Joint venture with Bank Handlowy in Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems Off-shore investment fund administration, using Bermuda as Forum's center of operations *Forum Employees: United States -215, Poland - 180, Bermuda - 4

FORUM CONTACTS: John Burns, Director, Forum Investment Advisors, LLC, (207) 879-1900 X 6132
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854

*Assets under Management: $1.25 Billion
*Non-managed Custody Assets: $412 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 11 shareholders; 10 managing directors
*Payson  Balanced  Fund and Payson Value Fund   (administrative  and shareholder
services provided by Forum Financial Group)
*Employees: 45

H.M. Payson & Co. Contact:
Joel Harris, Marketing Coordinator, (207) 772-3761

                                     Part C
                                Other Information

Item 23.  Exhibits


(a) Trust Instrument of Registrant dated August 29, 1995 as amended on June 25, 1999 (see Note 1).


(b)  By-Laws of Registrant (see Note 2).

(c)  See the  Sections  2.04 and 2.07 of the Trust  Instrument  filed as Exhibit
     (a).

(d)  (1)  Investment Advisory Agreement between Registrant and H.M. Payson &
          Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (see Note 3).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see Note 3).

     (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (see Note 4).

     (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (see Note 5).

     (5) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Investors Equity Fund dated as of December 5, 1997 (see
          Note 6).

     (6) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank relating to Investors Equity Fund dated as of December 5, 1997 (see Note 7).

     (7) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, as of dated June 29, 1999 (see Note 1).

(e)  (1)  Form  of  Selected  Dealer  Agreement   between  Forum  Financial
          Services, Inc. and securities brokers (see Note 3).

     (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see Note 3).

     (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Value Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and TaxSaver Bond Fund dated as of February 28, 1999 (filed herewith).

     (4) Sub-Distribution Agreement between Forum Fund Services, LLC and Forum Financial Services, Inc. dated March 1, 1999 (see Note 8)

(f)      None.

(g)  (1)  Custodian  Agreement between  Registrant and Forum Trust dated May
          12, 1999 relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated (see Note 8).

     (2) Master Custodian Agreement between Forum Trust and Bankers Trust Company relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, dated April 20, 1999 (see Note 8).


(h) (1)   Administration    Agreement   between   Registrant   and   Forum
          Administrative Services, LLC relating to Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and
          Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (see Note 8).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond
          Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997, as amended December 5, 1997 (see Note 8).


     (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Investors Bond Fund,
          Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998, as amended May 21, 1999 (See Note 8).


     (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see Note 9).

     (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (see Note 6).

(i)      Opinion of Seward & Kissel LLP dated January 5, 1996 (see Note 10).

(j)      None.

(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (see Note 2).

(m) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund and Daily Assets Municipal Fund (see Note 11).


(n)      Not Required.


(o)      18f-3 plan adopted by Registrant (see Note 4).

Other Exhibits:

         Power of Attorney for James C. Cheng (see Note 12).

         Power of Attorney for Costas Azariadis (see Note 12).

         Power of Attorney for J. Michael Parish (see Note 12).

         Power of Attorney for John Y. Keffer (see Note 6).

---------------
Note:


     (1)  Exhibit incorporated by reference as filed in post-effective amendment
          No.   73   via   EDGAR   on   July   30,   1999,    accession   number
          0001004402-99-000341.


     (2)  Exhibit incorporated by reference as filed in post-effective amendment
          No.   43   via   EDGAR   on   July   31,   1997,    accession   number
          0000912057-97-025707.

     (3)  Exhibit incorporated by reference as filed in post-effective amendment
          No.   62   via   EDGAR   on   May   26,   1998,    accession    number
          0001004402-98-000307.

     (4)  Exhibit incorporated by reference as filed in post-effective amendment
          No.  56  via   EDGAR  on   December   31,   1997,   accession   number
          0001004402-97-000281.

     (5)  Exhibit incorporated by reference as filed in post-effective amendment
          No.   63   via   EDGAR   on   June   8,   1998,    accession    number
          0001004402-98-000339.

     (6)  Exhibit incorporated by reference as filed in post-effective amendment
          No.  65  via  EDGAR  on   September   30,   1998,   accession   number
          0001004402-98-000530.

     (7)  Exhibit incorporated by reference as filed in post-effective amendment
          No.   64   via   EDGAR   on   July   31,   1998,    accession   number
          0001004402-98-000421.

     (8)  Exhibit incorporated by reference as filed in post-effective amendment
          No.   72   via   EDGAR   on   June   16,   1999,    accession   number
          0001004402-99-000308.


     (9)  Exhibit incorporated by reference as filed in post-effective amendment
          No.  75  via  EDGAR  on   September   30,   1999,   accession   number
          0001004402-99-000395.


     (10) Exhibit incorporated by reference as filed in post-effective amendment
          No.   33  via   EDGAR   on   January   5,   1996,   accession   number
          0000912057-96-000216.

     (11) Exhibit incorporated by reference as filed in post-effective amendment
          No.  69  via   EDGAR  on   December   15,   1998,   accession   number
          0001004402-98-000648.

     (12) Exhibit incorporated by reference as filed in post-effective amendment
          No.   34   via   EDGAR   on   May   9,    1996,    accession    number
          0000912057-96-008780.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

         Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, and Daily Assets Municipal Fund may be deemed to control Treasury Cash Portfolio, Government Portfolio, and Municipal Cash Portfolio, respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02.  INDEMNIFICATION.

         (a)      Subject to the exceptions and limitations contained in Sectio
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                        (A) By the court or other body approving the settlement;

                        (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                        (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."


         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co. and Forum Investment Advisers, LLC (Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund) include language similar to the following:


         "Section 4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."


         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Polaris Capital Management, Inc. and Brown Investment Advisors & Trust Company provide as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.


         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:


         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").


         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.


         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."



ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC


         The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund,, Investors Growth Fund, and the Institutional, Institutional Service, and Investor classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal Fund) contained in Parts A and B of this filing and in Parts A and B of post-effective amendment #73 to the Trust's Registration Statement (accession number 0001004402-99-000) is incorporated by reference herein.


         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.



         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         David I. Goldstein                   Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              General Counsel                     Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ..................................
         John Burns                           Director                            Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ..................................
         Marc Keffer                          Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies


(b)      H.M. Payson & Co.


         The description of H.M. Payson & Co. (investment adviser to Payson Value Fund, Payson Balanced Fund and Investors Equity Fund) contained in Parts A and B of post-effective amendment #73 to the Trust's Registration Statement (accession number 0001004402-99-000341) is incorporated by reference herein.


         The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.


         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Adrian L. Asherman                  Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John C. Downing                     Managing Director, Treasurer          H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Thomas M. Pierce                    Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Peter E. Robbins                    Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John H. Walker                      Managing Director, President          H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Teresa M. Esposito                  Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John C. Knox                        Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Harold J Dixon                      Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Michael R. Currie                   Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         William O. Hall, III                Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------


(c)      Austin Investment Management, Inc.


         The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment #73 to the Trust's Registration Statement (accession number 0001004402-99-000341), is incorporated by reference herein.


         The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Peter Vlachos                       Director, President, Treasurer,       Austin Investment Management Inc.
                                             Secretary
         ----------------------------------- ------------------------------------- ----------------------------------


(d)      Peoples Heritage Bank


         The description of Peoples Heritage Bank ("Peoples") (investment sub-adviser to Investors Equity Fund) contained in Parts A and B of post-effective amendment #75 to the Trust's Registration Statement (accession number 0001004402-99-000395) is incorporated by reference herein.


         The following are the officers of Peoples Trust and Investment Group, including their business connections, which are of a substantial nature, who provide investment advisory related services. Unless otherwise indicated below, the principal business address of Peoples with which these are connected is One Portland Square, Portland, Maine 04101.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Gary L. Robinson                    Executive Vice President              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------



                                       9

         ----------------------------------- ------------------------------------- ----------------------------------
         Dorothy M. Wentworth                Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Stephen L. Eddy                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Dana R. Mitiguy                     Chief Investment Officer              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Larry D. Pelletier                  Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Carolyn B. May                      Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Kevin K. Brown                      Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Donald W. Smith                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John W. Gibbons                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Joseph M. Pratt                     Vice President                        Peoples
                                                                                   74 Hammond Street
                                                                                   Bangor, Maine 04401
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Lucy L. Tucker                      Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Nancy W. Bard                       Assistant Vice President              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Douglas P. Adams                    Trust Officer                         Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Melanie L. Bishop                   Trust Officer                         Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jeffrey Oldfield                    Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Janet E. Milley                     Assistant Vice President              Peoples
                                                                                   74 Hammond Street
                                                                                   Bangor, Maine 04401
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Kathryn Dion                        Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------

(e)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment adviser to BIA Small-Cap Growth Fund and BIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 72 (accession number 0001004402-99-000308) is incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.


         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael D. Hankin                    President, Chief Executive           Brown
                                              Officer, Trustee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President                            The Maryland Zoological Society
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Valleys Planning Council
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David L. Hopkins, Jr.                Chairman                             Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Westvaco Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Metropolitan Opera Association
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Chairman, Finance        Episcopal Church Foundation
                                              Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Maryland Historical Society
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Charles W. Cole, Jr.                 Vice Chairman of the Board of        Brown
                                              Trustees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Flag Investors Mutual Funds
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Provident Bankshares Corporation
                                                                                   and Provident Bank of Maryland
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman of Investment     The University of Maryland
                                              Committee                            Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Regents                     The University of Maryland
                                                                                   Systems
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               The Governor's Committee on
                                                                                   School Funding
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Investment Committee of Helix
                                                                                   Health System
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman of Investment Committee     France-Merrick Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Chairman                 Baltimore Council on Foreign
                                                                                   Affairs
         ------------------------------------ ------------------------------------ ----------------------------------

                                       11

         ------------------------------------ ------------------------------------ ----------------------------------
         Truman T. Semans                     Vice Chairman of the Board of        Brown
                                              Trustees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Member and Former           Duke University
                                              Chairman of Investment Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Chairman of Finance         Lawrenceville School
                                              Committee and Member of Investment
                                              and Executive Committees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors, Member of        Chesapeake Bay Foundation
                                              Investment and Executive Committees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Flag Investors Mutual Funds
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Mercy Medical Center
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          St. Mary's Seminary
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Archdiocese of Baltimore
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Robert E. Lee Memorial Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          W. Alton Jones Foundation
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         William C. Baker                     Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President and Chief Executive        Chesapeake Bay Foundation
                                              Officer
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              John Hopkins Hospital
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Baltimore Community Foundation
         ------------------------------------ ------------------------------------ ----------------------------------

                                       12

         ------------------------------------ ------------------------------------ ----------------------------------
         Jack S. Griswold                     Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Managing Director                    Armata Partners
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Alex. Brown Realty
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Chesapeake Bay Foundation
                                                                                   Living Classrooms
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Maryland Historical Society
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Treasurer                            Washington College
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chair                                Campaign for Washington's College
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Earl L. Linehan                      Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President                            Woodbrook Capital, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Strescon Industries
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             UMBC Board of Visitors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman Investment Committee        Gilman School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Stoneridge, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Sagemaker, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Medical Mutual Liability
                                                                                   Insurance Society of Maryland
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Heritage Properties, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            St. Mary's Seminary & University
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            St. Ignatius Loyola Academy
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            University of Notre Dame
                                                                                   Advisory Council
         ------------------------------------ ------------------------------------ ----------------------------------

                                       13

         ------------------------------------ ------------------------------------ ----------------------------------
         Walter D. Pinkard, Jr.               Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President and Chief Executive        Colliers Pinkard
                                              Officer
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Chairman                             The Americas Region of Colliers
                                                                                   International

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       France Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            France-Merrick Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The John Hopkins University
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Greater Baltimore Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Gilman School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Calvert School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The East Baltimore Community
                                                                                   Development Bank
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Greater Baltimore Alliance
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Baltimore Reads, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Downtown Baltimore District
                                                                                   Authority
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Yale University Development
                                                                                   Board
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Maryland Business Roundtable
                                                                                   for Education
         ------------------------------------ ------------------------------------ ----------------------------------

                                       14

         ------------------------------------ ------------------------------------ ----------------------------------
         John J.F. Sherrerd                   Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Provident Mutual Life Insurance
                                                                                   Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             C. Brewer and Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Vice Chairman of            Princeton University
                                              Executive Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Chairman of Investment      The Robertson Foundation
                                              Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              GESU School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director and Executive Committee     Princeton Investment Management
                                              Member
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Overseers                   University of Pennsylvania
                                                                                   Wharton School.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David M. Churchill, CPA              Chief Financial Officer              Brown
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael D. Hankin                    Chief Executive Officer              Brown
         ------------------------------------ ------------------------------------ ----------------------------------

Item 27.  Principal Underwriters

(a) Forum Financial Services, Inc., Registrant's underwriter, or its affiliate, Forum Fund Services, LLC, serve as underwriter for the following investment companies registered under the Investment Company Act of 1940,as amended:


         The Cutler Trust                               Monarch Funds
         Memorial Funds                                 Norwest Advantage Funds
         Forum Funds                                    Sound Shore Fund, Inc.


          The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                Position with Underwriter             Position with Registrant

         John Y. Keffer                              President                        Chairman, President
         David I. Goldstein                          Secretary                        Vice President


Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in
         Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         Registrant undertakes to furnish each person, to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 76 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on November 1, 1999.


                                                 FORUM FUNDS


                                                 By: /s/ John Y. Keffer
                                                 John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on November 1, 1999.

Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer
         President and Chairman

Principal Financial Officer

         /s/ Stacey Hong
         Stacey Hong
         Treasurer

A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ John Y. Keffer
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on November 1, 1999.

                                                    CORE TRUST (DELAWARE)


                                                    By:/s/ John Y. Keffer
                                                       John Y. Keffer, President

On behalf of Core Trust (Delaware), this amendment to the Registration Statement of Monarch Funds has been signed below by the following persons in the capacities indicated on November 1, 1999.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer

         /s/ Stacey E. Hong
         Stacey E. Hong, Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer, Chairman

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee

         By:/s/ John Y. Keffer
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                               INDEX TO EXHIBITS


(e) (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Value Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and TaxSaver Bond Fund dated as of February 28, 1999.